PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.7%
Asset-Backed Securities 11.0%
Canada 0.2%
Evergreen Credit Card Trust, Series 2024-CRT04, Class C, 144A	5.640%	10/15/28		5,600	$5,622,585
Fairstone Financial Issuance Trust, Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	216	148,001
					5,770,586
Cayman Islands 1.3%
Battalion CLO Ltd., Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.625(c)	07/18/30		1,755	1,756,975
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.579(c)	04/30/31		5,063	5,066,897
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	6.433(c)	02/20/31		2,000	2,005,140
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	07/20/31		425	425,536

Mountain View CLO Ltd., Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	6.344(c)	07/15/31		5,750	5,770,089
OZLM Ltd., Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.605(c)	04/20/31		1,130	1,130,784
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.884(c)	05/07/31		2,240	2,241,481
Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	6.484(c)	05/07/31		6,500	6,522,452

Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.532(c)	04/25/31		1,375	1,376,336
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.754(c)	07/15/31		8,500	8,533,947
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	5.854(c)	04/15/30		24	24,455
					34,854,092

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Ireland 6.6%
Anchorage Capital Europe CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	3.543%(c)	04/25/34	EUR	4,000	$4,145,450
Ares European CLO DAC, Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.035(c)	04/15/30	EUR	8,000	8,299,149
BNPP AM Euro CLO DAC, Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	3.385(c)	04/15/31	EUR	9,987	10,286,638
Bosphorus CLO DAC, Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.855(c)	05/25/34	EUR	20,000	20,676,446
Capital Four CLO DAC, Series 02A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.835(c)	01/15/34	EUR	23,000	23,884,060
Carlyle Euro CLO DAC, Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.636(c)	03/15/32	EUR	18,551	19,192,266
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.835(c)	01/15/34	EUR	15,000	15,568,782
Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500	11,170,016

Henley CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.573(c)	04/25/34	EUR	5,000	5,181,887
Invesco Euro CLO DAC, Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	24,304	24,242,823
Palmer Square European CLO DAC, Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.839(c)	10/15/39	EUR	13,000	13,486,200
Penta CLO DAC, Series 2017-03A, Class A1R, 144A	—(p)	10/17/38	EUR	13,000	13,486,200
					169,619,917
Spain 0.1%
LSF11 Boson Investments Sarl Compartment 2, Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.005(c)	11/25/60	EUR	290	290,604

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Spain (cont’d.)
TFS,
Series 2018-03, Class A1^	0.000%(s)	04/16/40	EUR	—(r)	$1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.161(c)	03/15/26	EUR	2,260	1,747,191
					2,037,796
United Kingdom 1.1%
Apidos CLO Ltd., Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.660(c)	10/26/37		25,000	25,170,043
NewDay Funding, Series 2024-01A, Class B, 144A, SONIA + 1.650% (Cap N/A, Floor 0.000%)	6.360(c)	03/15/32	GBP	2,600	3,244,984
					28,415,027
United States 1.7%
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 144A	6.678	09/15/32		3,599	3,608,065
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month SOFR + 2.769% (Cap N/A, Floor 2.655%)	4.382(c)	08/25/32		96	94,721
Series 2002-03, Class M3, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	7.275(c)	08/25/32		65	66,275

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class D, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	6.401(c)	12/26/31		682	687,214
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		1,111	1,111,265
Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)	5.025(c)	05/25/33		299	294,031
EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)	4.905(c)	01/25/34		354	340,036
Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33		1,300	1,267,803
GreenSky Home Improvement Trust, Series 2024-01, Class A4, 144A	5.670	06/25/59		239	242,310

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Huntington Bank Auto Credit-Linked Notes, Series 2024-02, Class C, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	6.973%(c)	10/20/32	2,849	$2,855,283
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	222	234,878
Series 2020-02, Class R, 144A	31.355	02/25/28	167	178,628
Series 2021-01, Class R, 144A	28.348	09/25/28	1,417	1,488,976
Series 2021-02, Class F, 144A	4.393	12/26/28	186	185,558
Series 2021-03, Class F, 144A	3.694	02/26/29	600	597,011
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	3,430	541,382
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	547	525,548
Series 2019-A, Class R, 144A	0.000	10/25/48	1,357	387,686

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31	1,100	1,060,287
MASTR Asset-Backed Securities Trust, Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	5.325(c)	04/25/34	641	616,766
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM03, Class A3, 1 Month SOFR + 1.094% (Cap N/A, Floor 0.980%)	5.405(c)	02/25/33	37	36,313
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,285,426
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740	09/15/36	1,300	1,337,606
Series 2023-02A, Class D, 144A	7.520	09/15/36	3,700	3,840,928
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	1,523	1,533,078
Series 2024-CES06, Class A1A, 144A	5.344	09/25/44	6,111	6,086,138

Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 144A	7.375	05/15/32	168	168,739
Santander Bank NA, Series 2021-01A, Class D, 144A	5.004	12/15/31	975	975,008
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27	850	831,864
Series 2021-AA, Class R, 144A	0.000	08/15/28	6	327,468

Santander Drive Auto Receivables Trust, Series 2023-06, Class C	6.400	03/17/31	500	515,869
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59	939	923,236
Series 2024-03A, Class A2, 144A	5.880	10/30/59	3,791	3,695,962

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848%(cc)	01/25/64		632	$635,393
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		477	480,158
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64		5,637	5,612,091

Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.714(c)	01/17/31		471	471,577
					45,140,577

Total Asset-Backed Securities (cost $312,852,349)					285,837,995
Commercial Mortgage-Backed Securities 3.8%
Canada 0.2%
BX Commercial Mortgage Trust, Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)	5.079(c)	11/15/41	CAD	7,100	4,895,570
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	1,252	830,799
					5,726,369
United Kingdom 0.5%
Taurus DAC,
Series 2021-UK01A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.327(c)	05/17/31	GBP	546	673,899
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.477(c)	08/17/31	GBP	5,126	6,358,094
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.827(c)	08/17/31	GBP	4,636	5,703,597
					12,735,590
United States 3.1%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		1,000	765,065
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		1,000	745,025

Benchmark Mortgage Trust, Series 2020-B17, Class A4	2.042	03/15/53		6,200	5,314,283
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25		9,153	9,088,024

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.000%(cc)	05/10/47	7,836	$78
Series 2016-GC37, Class XB, IO	0.678(cc)	04/10/49	33,868	188,147
Series 2016-P04, Class XB, IO	1.317(cc)	07/10/49	9,100	141,433
Series 2017-P08, Class A2	3.109	09/15/50	1,761	1,725,998

Commercial Mortgage Trust, Series 2014-UBS04, Class XB, IO, 144A	0.251(cc)	08/10/47	50,000	112,110
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	500	482,903
ELP Commercial Mortgage Trust, Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)	7.088(c)	11/15/38	13,584	13,601,169
FHLMC Multifamily Structured Pass-Through Certificates,
Series K049, Class X1, IO	0.542(cc)	07/25/25	35,694	52,917
Series K052, Class X1, IO	0.614(cc)	11/25/25	5,023	19,546
Series K053, Class X1, IO	0.861(cc)	12/25/25	42,423	243,699
Series K054, Class X1, IO	1.144(cc)	01/25/26	26,794	237,266
Series K058, Class X1, IO	0.900(cc)	08/25/26	37,769	428,875
Series K090, Class X1, IO	0.706(cc)	02/25/29	22,567	573,860
Series K111, Class X1, IO	1.568(cc)	05/25/30	29,088	1,938,827
Series K113, Class X1, IO	1.376(cc)	06/25/30	117,878	6,952,623
Series K114, Class X1, IO	1.114(cc)	06/25/30	74,921	3,655,197
Series K116, Class X1, IO	1.418(cc)	07/25/30	48,520	2,921,286
Series K121, Class X1, IO	1.019(cc)	10/25/30	124,983	5,699,772
Series KG03, Class X1, IO	1.371(cc)	06/25/30	100,225	5,804,941
Series Q001, Class XA, IO	2.088(cc)	02/25/32	5,228	338,193
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.226(cc)	06/10/47	35,000	118,412
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	833
Series 2014-GC26, Class XB, IO	0.243(cc)	11/10/47	56,483	565

JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A3	3.109	07/15/50	2,240	2,164,340
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A4	1.915	05/13/53	5,000	4,103,608
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	5,564	1,747,096
Morgan Stanley Capital I Trust, Series 2020-HR08, Class XB, IO	0.856(cc)	07/15/53	54,413	2,287,909

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

ONE Mortgage Trust, Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	5.520%(c)	03/15/36		1,500	$1,450,313
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.924(cc)	07/15/48		24,000	254,666
Series 2016-LC24, Class XB, IO	0.977(cc)	10/15/49		20,910	288,725
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)	6.271(c)	05/15/31		1,800	1,793,366
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.821(c)	05/15/31		1,700	1,693,733
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	7.921(c)	05/15/31		2,200	2,191,886
					79,126,689

Total Commercial Mortgage-Backed Securities (cost $107,229,023)					97,588,648
Corporate Bonds 42.2%
Brazil 0.7%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	7,900	9,573,887
Gtd. Notes	6.625	01/16/34	GBP	7,100	8,593,640

Suzano Austria GmbH, Gtd. Notes	6.000	01/15/29		200	201,356
					18,368,883
Bulgaria 0.5%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	13,000	12,609,597
Canada 0.6%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	50,616
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	6.000	02/15/28		150	149,198
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		1,509	1,514,659
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		125	130,156
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		296	296,740

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875%	02/15/30		1,370	$1,250,536
Gtd. Notes, 144A	6.250	09/15/27		1,275	1,265,438
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,557,750
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		1,340	1,116,130
Sr. Unsec’d. Notes	3.750	02/15/52		955	654,651

Hydro-Quebec, Local Gov’t. Gtd. Notes, Series JT, SOFR Index + 0.491%	5.122(c)	03/31/25(oo)		500	410,722
Ontario Electricity Financial Corp., Local Gov’t. Gtd. Notes, Series 40	4.026(s)	04/11/31	CAD	10,000	5,627,275
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,487,936
Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	472,766
Royal Bank of Canada, Sr. Unsec’d. Notes, EMTN	3.650	03/10/26	CNH	3,000	413,953
					16,398,526
Chile 0.1%
Chile Electricity Lux Mpc II Sarl, Gov’t. Gtd. Notes, 144A	5.580	10/20/35		3,010	2,933,546
China 0.6%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800	10/27/30	CNH	55,000	8,092,075
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		732	720,929
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	27,000	4,149,286
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,264,415
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150	05/01/27		575	554,582
Gtd. Notes	3.400	05/01/30		725	668,158
					16,449,445
Denmark 0.2%
Danske Bank A/S, Sr. Non-Preferred Notes, 144A	1.621(ff)	09/11/26		4,645	4,551,073

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France 2.4%
Agence Francaise de Developpement EPIC,
Sr. Unsec’d. Notes	3.000%	01/17/34	EUR	2,400	$2,435,556
Sr. Unsec’d. Notes, EMTN	0.250	06/29/29	EUR	5,600	5,177,910

Banque Federative du Credit Mutuel SA, Sr. Preferred Notes, Series 19	0.999	10/15/25	JPY	200,000	1,289,430
BNP Paribas SA, Sub. Notes, EMTN	4.625	03/09/27	AUD	370	224,423
BPCE SA,
Sr. Non-Preferred Notes, Series 03	0.989	07/12/28	JPY	300,000	1,886,158
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	4,000	551,886

Caisse des Depots et Consignations, Sr. Unsec’d. Notes, EMTN	3.063	10/09/30	EUR	1,300	1,342,111
Credit Agricole SA,
Sr. Non-Preferred Notes, 144A	6.316(ff)	10/03/29		1,980	2,055,538
Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	231,377

Eutelsat SA, Sr. Unsec’d. Notes, 144A	9.750	04/13/29	EUR	4,175	3,865,071
Gestion Securite de Stocks Securite SA, Sr. Unsec’d. Notes, EMTN	2.875	09/07/32	EUR	1,100	1,097,545
Ile-de-France Mobilites, Sr. Unsec’d. Notes, EMTN	0.950	02/16/32	EUR	600	534,947
Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	0.350	06/20/29	EUR	1,000	928,883
Sr. Unsec’d. Notes, EMTN	1.875	05/25/32	EUR	4,300	4,056,994
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	1.500	05/29/37	EUR	1,700	1,387,899
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	4,649,473
Societe Generale SA,
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32		1,685	1,417,339
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33		4,915	4,184,792
Sr. Non-Preferred Notes, 144A, MTN	6.691(ff)	01/10/34		805	837,974
Sr. Non-Preferred Notes, EMTN	3.500	07/09/26	CNH	32,000	4,378,698
Sr. Non-Preferred Notes, EMTN	3.550	06/16/29	CNH	13,000	1,772,586
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	134,338

Societe Nationale SNCF SACA, Sr. Unsec’d. Notes, EMTN	1.500	02/02/29	EUR	3,200	3,138,650
Sogecap SA, Sub. Notes	6.500(ff)	05/16/44	EUR	3,900	4,598,697

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)

TDF Infrastructure SASU, Sr. Unsec’d. Notes	4.125%	10/23/31	EUR	4,100	$4,251,413
TotalEnergies SE, Jr. Sub. Notes, Series NC7, EMTN	1.625(ff)	10/25/27(oo)	EUR	5,500	5,426,121
					61,855,809
Germany 1.4%
Deutsche Bahn Finance GmbH, Gtd. Notes, Series CB(a)	1.600(ff)	07/18/29(oo)	EUR	4,200	3,894,140
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	530,519
Deutsche Bank AG,
Sr. Non-Preferred Notes	2.129(ff)	11/24/26		3,760	3,675,489
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	53,000	7,245,803

Hamburg Commercial Bank AG, Sub. Notes, EMTN, SOFR + 0.667%	5.048(c)	03/21/31		8,160	7,752,159
Volkswagen Bank GmbH, Sr. Non-Preferred Notes, EMTN	4.625	05/03/31	EUR	11,000	11,988,273
					35,086,383
Hong Kong 0.5%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	9,300	9,061,658
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.150	07/11/28	CNH	13,000	1,775,699
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	547,278
Gtd. Notes, EMTN	3.200	08/14/27	CNH	5,000	687,170
					12,071,805
Hungary 0.3%
MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	99,360
Gov’t. Gtd. Notes	1.375	06/24/25	EUR	3,470	3,568,640

MVM Energetika Zrt, Sr. Unsec’d. Notes	0.875	11/18/27	EUR	5,530	5,313,731
					8,981,731

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Iceland 0.2%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	2.761%(c)	07/24/26	EUR	5,600	$5,718,871
India 0.7%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	12,350	12,622,274
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	6,419	6,162,437
					18,784,711
Indonesia 0.5%
Freeport Indonesia PT, Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		2,490	2,445,429
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	7,500	6,641,591
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	3,536	3,656,783
					12,743,803
Israel 0.7%
Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		600	525,156
Sr. Sec’d. Notes	7.875	12/15/26		5,889	6,090,580
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,390,949
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		8,650	9,122,550
					17,129,235
Italy 0.7%
Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, 144A	5.875	04/30/29		4,200	4,276,074
Sr. Unsec’d. Notes, EMTN	4.750	10/18/30	EUR	1,500	1,662,507

Ferrovie dello Stato Italiane SpA, Sr. Unsec’d. Notes, EMTN	3.750	04/14/27	EUR	700	739,819
Intesa Sanpaolo SpA,
Sr. Non-Preferred Notes, 144A	7.778(ff)	06/20/54		1,140	1,247,384
Sub. Notes, 144A	4.198(ff)	06/01/32		1,430	1,265,473

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Italy (cont’d.)

UniCredit SpA, Sr. Preferred Notes, 144A	1.982%(ff)	06/03/27		8,485	$8,146,528
					17,337,785
Jamaica 0.4%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A^(x)	0.000	12/31/30		351	44,321
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		236	1,962

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%(x)	10.942	05/25/27		8,271	8,250,028
Digicel MidCo Ltd./DIFL US II LLC, Sr. Unsec’d. Notes, PIK 10.500%(x)	10.500	11/25/28		1,374	1,242,282
					9,538,593
Japan 0.1%
Nomura International Funding Pte Ltd., Gtd. Notes, EMTN	3.130	01/07/31	CNH	10,000	1,329,879
Luxembourg 0.9%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	10/20/26	EUR	1,700	1,703,812
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	9,850	9,448,639
Sr. Unsec’d. Notes, EMTN	1.625	04/20/30	EUR	2,400	2,228,086

Logicor Financing Sarl, Gtd. Notes, EMTN	1.625	07/15/27	EUR	4,300	4,285,510
P3 Group Sarl, Sr. Unsec’d. Notes, EMTN	1.625	01/26/29	EUR	1,900	1,827,251
SELP Finance Sarl, Gtd. Notes, EMTN	3.750	08/10/27	EUR	2,500	2,632,818
					22,126,116
Malta 0.1%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,150,106

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico 1.9%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000%	09/29/36		9,960	$8,700,857
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		389	364,224
Sr. Sec’d. Notes	5.500	07/31/47		3,137	2,494,385
Petroleos Mexicanos,
Gtd. Notes	4.750	02/26/29	EUR	1,900	1,773,954
Gtd. Notes	5.350	02/12/28		300	273,618
Gtd. Notes	5.950	01/28/31		1,050	882,568
Gtd. Notes	6.500	03/13/27		194	187,158
Gtd. Notes	6.700	02/16/32		168	144,850
Gtd. Notes	6.840	01/23/30		4,050	3,665,898
Gtd. Notes	6.875	10/16/25		100	99,791
Gtd. Notes	9.500	09/15/27		1,000	1,036,000
Gtd. Notes	9.500	09/15/27		6,379	6,646,918
Gtd. Notes	10.000	02/07/33		2,000	2,061,000
Gtd. Notes, EMTN	2.750	04/21/27	EUR	5,300	5,010,253
Gtd. Notes, EMTN	4.875	02/21/28	EUR	16,500	15,951,083
Gtd. Notes, EMTN	6.750	09/21/47		28	19,294
					49,311,851
Netherlands 0.3%
ABN AMRO Bank NV,
Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26		5,800	5,859,019
Sub. Notes, 144A, MTN	4.750	07/28/25		500	498,596
Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	2,882	1,745,925
Sr. Preferred Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	230,871
					8,334,411
Norway 0.1%
Equinor ASA, Gtd. Notes	6.800	01/15/28		2,140	2,261,899
Peru 0.0%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875	07/05/34		81	80,584
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	3.439(s)	06/02/25		270	260,852
					341,436

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Philippines 0.3%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600%	06/15/27		3,560	$3,828,495
Power Sector Assets & Liabilities Management Corp., Gov’t. Gtd. Notes	9.625	05/15/28		4,320	4,905,403
					8,733,898
Poland 0.4%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	4,760	4,736,800
Gov’t. Gtd. Notes	2.000	06/01/30	EUR	506	494,321
Gov’t. Gtd. Notes, EMTN	0.500	07/08/31	EUR	100	87,337
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	4,700	4,817,953
Gov’t. Gtd. Notes, EMTN	4.000	03/13/32	EUR	1,100	1,172,270
					11,308,681
Qatar 0.4%
QNB Finance Ltd.,
Gtd. Notes, EMTN	3.150	02/04/26	CNH	20,500	2,810,105
Gtd. Notes, EMTN	3.500	03/09/26	CNH	41,660	5,727,211
Gtd. Notes, EMTN	3.800	06/17/25	CNH	1,010	138,454
Gtd. Notes, EMTN	3.950	11/17/27	CNH	1,300	181,809
Gtd. Notes, MTN	4.900	02/01/28	AUD	250	154,670
					9,012,249
Russia 0.4%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,500	2,360,085
Sr. Unsec’d. Notes, EMTN	4.364	03/21/25(d)	EUR	4,000	3,008,460
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000	06/29/27(d)		1,410	930,600
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	3,458,688
					9,757,833
Saudi Arabia 0.0%
Gaci First Investment Co., Gtd. Notes, EMTN	5.125	06/11/29	GBP	130	160,712

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Singapore 0.0%
DBS Group Holdings Ltd., Sub. Notes, EMTN	3.700%	03/03/31	CNH	8,780	$1,211,164
Slovenia 0.5%
United Group BV,
Sr. Sec’d. Notes	3.625	02/15/28	EUR	5,275	5,366,916
Sr. Sec’d. Notes	4.000	11/15/27	EUR	200	206,295
Sr. Sec’d. Notes	4.625	08/15/28	EUR	100	103,452
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	6,500	6,757,868
					12,434,531
South Africa 0.5%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,338,187
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		12,000	11,895,000
					13,233,187
South Korea 0.8%
Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	6,454,255
Sr. Unsec’d. Notes, EMTN	3.000	07/31/26	CNH	6,000	825,546
Sr. Unsec’d. Notes, EMTN	3.050	06/26/26	CNH	5,000	687,267
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	6,621,230
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	4,972,226
					19,560,524
Spain 0.2%
Adif Alta Velocidad, Sr. Unsec’d. Notes, EMTN	3.250	05/31/29	EUR	5,000	5,246,193
Banco Santander SA, Sub. Notes	2.749	12/03/30		600	513,439
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes, PIK 11.000%^	11.000	12/31/28	EUR	461	487,676
					6,247,308
Supranational Bank 0.5%
African Export-Import Bank (The), Sr. Unsec’d. Notes	3.798	05/17/31		300	261,843

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)
Asian Infrastructure Investment Bank (The), Sr. Unsec’d. Notes, EMTN^	0.375%	09/09/25	THB	72,000	$2,116,297
Corp. Andina de Fomento, Sr. Unsec’d. Notes	4.750	04/16/29	GBP	1,500	1,849,742
European Investment Bank, Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	860,071
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26		72	67,145
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 2.330%, Floor 0.000%)	2.330(c)	05/31/26		4	3,856
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,469,750
Sr. Unsec’d. Notes, MTN	2.700	12/28/37		300	228,160
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	3,881,529
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,010,489
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,232,484
					13,981,366
Switzerland 1.2%
UBS AG, Sr. Unsec’d. Notes, EMTN	3.550	05/27/31	CNH	120,000	16,610,014
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		13,125	12,470,450
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		900	870,750
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,075	2,034,875
					31,986,089
United Arab Emirates 0.8%
ADCB Finance Cayman Ltd.,
Gtd. Notes, EMTN	8.160	04/29/29	IDR	3,000,000	183,055
Gtd. Notes, MTN	4.500	10/25/27	AUD	2,270	1,394,246
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	1,361	1,388,517
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	4,740	5,568,577
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, EMTN	3.670	07/13/28	CNH	7,000	974,845
Sr. Unsec’d. Notes, EMTN	4.050	09/24/25	CNH	2,400	330,539

Emirates Telecommunications Group Co. PJSC, Sr. Unsec’d. Notes, EMTN	0.875	05/17/33	EUR	1,300	1,120,312

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Arab Emirates (cont’d.)
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875%	12/09/25	GBP	1,168	$1,392,310
Sr. Unsec’d. Notes, EMTN	3.150	01/29/26	CNH	55,290	7,578,221
Sr. Unsec’d. Notes, EMTN	3.500	07/02/25	CNH	2,170	297,137
					20,227,759
United Kingdom 1.9%
Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	2.100	11/13/25	CNH	18,000	2,443,510
Sr. Unsec’d. Notes, EMTN	3.600	04/30/27	CNH	12,000	1,667,086
Barclays PLC,
Sr. Unsec’d. Notes, EMTN	0.654(ff)	06/09/27	JPY	200,000	1,265,685
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	622,202

Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	2,350	2,783,899
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	6,700	7,829,659
British American Tobacco PLC, Jr. Sub. Notes, Series 5.25	3.000(ff)	09/27/26(oo)	EUR	8,300	8,480,747
Hammerson Ireland Finance DAC, Gtd. Notes	1.750	06/03/27	EUR	6,897	6,906,170
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,038,314
Sr. Unsec’d. Notes, EMTN	3.150	03/06/26	CNH	35,000	4,808,335
HSBC Holdings PLC,
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,277,123
Sr. Unsec’d. Notes, EMTN	3.400	06/29/27	CNH	1,000	137,664

Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		2,800	1,875,944
Lloyds Banking Group PLC, Sub. Notes	4.582	12/10/25		2,250	2,241,565
					48,377,903
United States 20.4%
3M Co., Sr. Unsec’d. Notes, 3 Month SOFR + (0.088)%	4.249(c)	12/21/40		1,425	1,411,594
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	612,080
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	560,922
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	512,345
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	700,000	4,388,600

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Altria Group, Inc., Gtd. Notes	3.125%	06/15/31	EUR	2,900	$2,953,254
American International Group, Inc., Sr. Unsec’d. Notes, MTN	2.137	11/27/34	JPY	150,000	955,484
American Medical Systems Europe BV, Gtd. Notes	3.375	03/08/29	EUR	5,400	5,693,384
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375	06/15/29		1,425	1,392,701
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		579	714,585
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		1,825	1,861,982

Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31		1,600	1,374,826
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28		5,782	5,797,460
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	6,500	7,030,626
Sr. Unsec’d. Notes, Series MPLE	4.850	05/25/47	CAD	150	99,810
Sr. Unsec’d. Notes, Series MPLE	5.100	11/25/48	CAD	4,575	3,145,425
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		6,950	6,019,238
Sr. Unsec’d. Notes, Series H, MTN, 3 Month SOFR + 0.162%	4.683(c)	11/27/40		519	513,264
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	666,446

Bank of New York Mellon (The), Sr. Unsec’d. Notes, 3 Month SOFR + 0.062%	4.386(c)	06/30/38		1,092	1,072,234
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		1,090	741,200
Gtd. Notes, 144A	5.000	02/15/29		175	102,375
Gtd. Notes, 144A	5.250	01/30/30		5,500	2,915,000
Gtd. Notes, 144A	5.250	02/15/31		2,000	1,050,000
Gtd. Notes, 144A	6.250	02/15/29		400	246,372
Gtd. Notes, 144A	7.000	01/15/28		375	268,125
Gtd. Notes, 144A	9.000	12/15/25		100	97,375
Sr. Sec’d. Notes, 144A	4.875	06/01/28		575	468,625
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,375	1,367,297
Gtd. Notes	7.250	10/15/29		1,600	1,614,912

Becton Dickinson & Co., Gtd. Notes	3.828	06/07/32	EUR	4,100	4,379,754

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440%	09/13/29	JPY	2,240,000	$13,744,891
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	574,885
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	1,601,898
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/35		480	386,961
Sr. Unsec’d. Notes	5.805	05/01/50		3,760	3,543,194

BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		3,000	2,985,000
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.500	08/16/31		1,880	1,583,594
Broadcom, Inc., Sr. Unsec’d. Notes, 144A(a)	3.419	04/15/33		3,405	2,972,769
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		9,541	8,263,021
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,651,162
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		2,050	2,013,513

Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28		2,475	2,634,390
Carrier Global Corp., Sr. Unsec’d. Notes	4.500	11/29/32	EUR	3,000	3,337,523
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	4.250	02/01/31		723	641,577
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52		695	446,254
Sr. Sec’d. Notes	6.384	10/23/35		17	17,016

CitiFinancial Credit Co., Sr. Unsec’d. Notes	7.875	02/01/25		662	662,000
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	759,685
Gtd. Notes, MTN, SOFR ICE SWAP 10Y Index + 0.000% (Cap N/A, Floor 0.000%)	4.344(c)	09/21/27		1,500	1,471,044
Gtd. Notes, MTN, SOFR + 0.100%	4.477(c)	10/20/57		885	859,243
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)		19,245	18,863,155
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		1,660	1,395,660
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,634,357
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	9,077
Sub. Notes	5.827(ff)	02/13/35		1,230	1,221,591

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Civitas Resources, Inc., Gtd. Notes, 144A	5.000%	10/15/26	1,755	$1,745,177
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	635	637,774
Gtd. Notes, 144A	7.375	05/01/33	395	393,396

Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	2,350	2,483,194
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, Series E, MTN, 3 Month SOFR + (0.038)%(h)	4.258(c)	04/04/45	1,300	1,284,582
Sr. Unsec’d. Notes, Series E, MTN, 3 Month SOFR + (0.038)%	4.475(c)	08/22/42	485	477,119

Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	2,040	2,093,837
Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	2,792	2,819,178
Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.500	02/15/32	2,075	1,952,455
Sr. Unsec’d. Notes	5.375	11/15/27	1,800	1,791,728
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	1,125	990,180
Gtd. Notes, 144A	4.625	06/01/30	1,125	1,046,011

DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	425	437,308
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	575	378,000
Gtd. Notes	7.375	07/01/28	475	340,543
Gtd. Notes	7.750	07/01/26	4,950	4,327,694

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	1,300	1,372,681
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	142	141,751
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39	88	117,090
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	7,800	7,919,799
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	5,045	5,039,071
Sr. Unsec’d. Notes	5.400	10/01/47	2,200	1,970,340
Sr. Unsec’d. Notes	6.000	06/15/48	2,350	2,273,525
Expand Energy Corp.,
Gtd. Notes	5.375	02/01/29	2,000	1,977,664
Gtd. Notes, 144A	5.875	02/01/29	600	598,521

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625%	01/15/29		25	$23,515
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	5,634,866
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134	08/04/25		200	198,983
Fortive Corp.,
Sr. Unsec’d. Notes	3.700	02/13/26	EUR	6,050	6,329,526
Sr. Unsec’d. Notes	3.700	08/15/29	EUR	3,850	4,092,734

General Electric Co., Sr. Unsec’d. Notes, Series A, MTN	0.000(cc)	10/16/38		400	397,190
General Mills, Inc., Sr. Unsec’d. Notes	3.650	10/23/30	EUR	7,100	7,544,670
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	10,935,683
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	2,042,373
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,489,497
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	8,295,710
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	127,687
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,204,655
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	62,946
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor N/A)	2.807(c)	06/30/25	EUR	2,227	2,296,105
Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	3.488(c)	08/12/25	EUR	3,216	3,331,074
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220(c)	08/24/30	EUR	5,000	5,497,183

Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^(x)	7.230(c)	05/31/25(d)		19,080	16,980,939
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		2,000	2,214,598
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,252,590

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	8.375	11/01/33		1,000	1,044,181
Honeywell International, Inc., Sr. Unsec’d. Notes	3.750	05/17/32	EUR	4,900	5,228,387
Housing & Urban Development Corp. Ltd. AID Bond, U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	5.034(c)	09/15/30		600	599,933

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250%	04/15/29		5,575	$5,345,786
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		4,000	3,950,000
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	5.125	02/01/28		1,373	1,374,012
Johnsonville Aeroderivative Combustion Turbine Generation LLC, Sr. Sec’d. Notes(h)	5.078	10/01/54		275	267,787
JPMorgan Chase & Co., Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		23,506	23,506,000
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	4,214,123
JPMorgan Chase Financial Co. LLC,
Gtd. Notes, EMTN	3.330	08/31/26	CNH	14,000	1,930,950
Gtd. Notes, EMTN	3.500	07/27/28	CNH	38,000	5,308,899

KB Home, Gtd. Notes	6.875	06/15/27		1,650	1,700,005
Kraft Heinz Foods Co., Gtd. Notes	4.875	10/01/49		15	12,892
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	69,398
Gtd. Notes, 144A	4.375	01/31/32		1,650	1,502,511
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29		200	172,494
Sr. Sec’d. Notes, 144A	10.500	04/15/29		2,042	2,292,132
Sr. Sec’d. Notes, 144A	10.500	05/15/30		775	850,757
Sr. Sec’d. Notes, 144A	11.000	11/15/29		2,227	2,522,398

Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50		90	64,635
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29		3,000	2,654,425
Sr. Sec’d. Notes, 144A	4.375	02/15/27		75	74,950

Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		1,800	1,680,918
Medtronic Global Holdings SCA,
Gtd. Notes	1.500	07/02/39	EUR	500	397,163
Gtd. Notes	1.750	07/02/49	EUR	2,100	1,494,781

Medtronic, Inc., Gtd. Notes	3.650	10/15/29	EUR	11,300	12,075,002

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
MetLife, Inc.,
Sr. Unsec’d. Notes	0.769%	05/23/29	JPY	600,000	$3,730,547
Sr. Unsec’d. Notes	1.415	03/07/31	JPY	700,000	4,418,069

Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,143,375
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		22,400	14,644,000
Sr. Unsec’d. Notes, EMTN	0.500(cc)	06/26/43	MXN	16,700	126,608
Sr. Unsec’d. Notes, EMTN	0.500(cc)	09/25/43	MXN	33,900	253,877
Sr. Unsec’d. Notes, EMTN	3.955(ff)	03/21/35	EUR	5,600	6,003,650
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,516,595
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,053,466
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	107,354
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	1,029,117
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	1,605,793
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,328,501
Morgan Stanley Finance LLC,
Gtd. Notes, EMTN	3.100	03/08/28	CNH	5,000	690,367
Gtd. Notes, EMTN	3.460	08/10/28	CNH	2,000	278,501

National City Bank, Sr. Unsec’d. Notes, 1 Month LIBOR + (0.320)% (Cap N/A, Floor 0.000%)	4.640(c)	07/03/37		803	796,330
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		225	212,500
Gtd. Notes, 144A	6.000	01/15/27		735	734,071
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30		365	369,657
Sr. Unsec’d. Notes	6.625	05/15/32		185	187,356

NRG Energy, Inc., Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		650	720,366
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	35,900
OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		1,500	1,344,016
ONEOK, Inc., Gtd. Notes(a)	6.050	09/01/33		5,600	5,758,348
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		800	758,613
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		1,725	1,560,150

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		725	727,251

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000%	10/15/27		1,392	$1,395,291
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,825	1,868,375
Post Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/32		400	400,692
Prologis LP,
Sr. Unsec’d. Notes	3.250	09/11/29	CNH	40,660	5,597,590
Sr. Unsec’d. Notes	3.500	02/06/27	CNH	26,000	3,591,518
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	300,000	1,603,086
Gtd. Notes	0.972	09/25/28	JPY	700,000	4,377,010
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	8,853,936
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,127,864
Realty Income Corp.,
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	4,400	4,873,307
Sr. Unsec’d. Notes	5.000	10/15/29	GBP	6,300	7,788,384

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		685	690,327
Southaven Combined Cycle Generation LLC, Sec’d. Notes	3.846	08/15/33		9	8,658
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		2,075	2,028,107
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,726,931
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		175	169,440
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30		675	631,274
Sr. Sec’d. Notes	4.625	06/15/28		275	266,049
Sr. Sec’d. Notes	5.125	11/01/27		455	449,816

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28		2,375	2,265,365
Time Warner Cable Enterprises LLC, Sr. Sec’d. Notes	8.375	07/15/33		2,065	2,341,872
Tote Shipholdings LLC, U.S. Gov’t. Gtd. Notes	3.400	10/16/40		82	70,552
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		18,150	17,258,632
U.S. Bank NA, Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	4.533(c)	08/09/47		3,414	3,277,042

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26		1,300	$1,282,266
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	912,391

United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28		1,315	1,296,853
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,785	1,785,370
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)		1,555	1,620,908
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,506,917
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	876,497
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	542,307
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	1,878,768
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		4,410	3,305,357
Gtd. Notes	4.000	06/22/50		3,240	2,196,403

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26		4,000	3,938,020
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,656,468
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,700	3,783,872

Wachovia Bank NA, Sr. Unsec’d. Notes, 3 Month SOFR + 0.062%	4.583(c)	11/27/40		511	508,672
Warnermedia Holdings, Inc.,
Gtd. Notes	4.054	03/15/29		30	28,164
Gtd. Notes	5.050	03/15/42		4,355	3,504,750
Gtd. Notes	5.141	03/15/52		2,770	2,066,264
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,571,892
Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	4.308(c)	07/06/46		450	438,871
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	894,325
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	6,994,170
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33		4,410	3,888,913
Sr. Unsec’d. Notes, MTN, 3 Month SOFR + 0.012%	4.407(c)	06/12/48		175	174,296

WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	9,950	9,115,163

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	7.125%	02/15/31	820	$857,406
XPO, Inc., Gtd. Notes, 144A	7.125	02/01/32	735	759,479
				528,376,674

Total Corporate Bonds (cost $1,199,962,906)				1,092,025,372
Floating Rate and Other Loans 0.1%
Netherlands 0.1%
International Park Holdings BV, Term Loan, 6 Month EURIBOR + 5.500%^	8.862(c)	12/31/31	2,525	2,562,659
United States 0.0%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.250%	9.662(c)	02/01/27	247	238,879
Diamond Sports Net, LLC, First Lien Exit Term Loan	12.000	01/02/28	281	253,007
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	10.872(c)	04/15/29	194	196,681
Term B-2, 1 Month SOFR + 6.560%	10.872(c)	04/15/30	196	197,751
				886,318

Total Floating Rate and Other Loans (cost $3,461,122)				3,448,977
Municipal Bonds 0.3%
Louisiana 0.2%
Plaquemines Port Harbor & Terminal District, Taxable, Revenue Bonds, Series B	12.000	12/01/34	4,900	4,901,949

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin 0.1%
Public Finance Authority, Revenue Bonds, Series C	9.250%	09/01/55	3,050	$2,932,116

Total Municipal Bonds (cost $7,858,882)				7,834,065
Residential Mortgage-Backed Securities 2.3%
United States
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.333(c)	07/01/26	2,053	2,054,359
Bellemeade Re Ltd., Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.751(c)	09/25/31	449	449,916
CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	927	903,936
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.451(c)	10/25/41	1,000	1,028,751
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.901(c)	10/25/41	107	107,452
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.501(c)	12/25/41	340	351,547
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.451(c)	03/25/42	1,200	1,246,809
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.851(c)	10/25/43	380	392,022
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)	6.051(c)	07/25/44	250	251,297

Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	3.465(cc)	03/25/59	1,727	1,725,158

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.801%(c)	04/25/34	3,111	$3,153,003
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.351(c)	09/26/33	534	535,855
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	7.651(c)	11/25/41	260	268,856
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.351(c)	11/25/41	1,440	1,454,400

Fannie Mae REMIC, Series 2012-107, Class GI, IO	3.500	09/25/27	525	8,100
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.351(c)	12/25/50	400	432,422
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.351(c)	11/25/50	595	677,817
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.001(c)	01/25/34	720	725,674
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.751(c)	10/25/41	320	330,834
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.851(c)	10/25/41	100	100,531
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.151(c)	11/25/41	830	839,288
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.701(c)	09/25/41	150	154,821
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.451(c)	09/25/41	3,350	3,383,442

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.701%(c)	12/25/41	2,350	$2,382,264
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.201(c)	01/25/42	300	303,993
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.851(c)	01/25/42	100	102,322
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.751(c)	02/25/42	700	717,017
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.701(c)	05/25/42	300	313,968

Freddie Mac REMIC, Series 4166, Class IO, IO	3.500	02/15/43	3,706	611,518
Home Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.151(c)	01/25/34	2,326	2,347,991
LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921	07/25/39	1,500	1,505,904
Lincoln Senior Participation Trust, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	8.325	08/04/25	5,800	5,800,000
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.175(c)	01/25/48	371	363,554
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.951(c)	04/25/34	55	54,981
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.251(c)	04/25/34	700	709,240
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.851(c)	05/25/33	5,527	5,612,610
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.687(c)	03/29/27	5,095	5,163,050

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
PMT Credit Risk Transfer Trust, (cont’d.)
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.451%(c)	09/27/28		4,462	$4,477,470

Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.051(c)	11/25/31		3,693	3,767,193
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846	08/25/44		690	693,370
Series 2024-CES07, Class A1A, 144A	5.158	10/25/44		3,121	3,105,854

Total Residential Mortgage-Backed Securities (cost $57,769,242)					58,608,589
Sovereign Bonds 31.9%
Andorra 0.0%
Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	02/23/27	EUR	700	700,379
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	366,659
					1,067,038
Argentina 0.1%
Argentine Republic Government International Bond,
Bonds	4.330(cc)	12/31/33(d)	JPY	467,294	583,759
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	1,637,456	1,200,945
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	70,829	66,265
Sr. Unsec’d. Notes	0.670(cc)	12/31/38	JPY	1,812	1,695
Sr. Unsec’d. Notes	4.330	12/31/33	JPY	58,396	72,950
					1,925,614
Austria 0.1%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,213	1,661,893

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil 0.7%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333%	02/15/28		16,729	$16,621,798
Brazilian Government International Bond, Sr. Unsec’d. Notes	10.250	01/10/28	BRL	2,890	475,987
					17,097,785
Bulgaria 0.3%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	8,348,491
Canada 0.4%
Canadian Government Bond, Bonds(k)	4.000	06/01/41	CAD	650	492,929
City of Toronto, Unsec’d. Notes	3.250	06/24/46	CAD	3,000	1,735,644
Province of Alberta, Unsec’d. Notes	3.050	12/01/48	CAD	3,500	1,996,227
Province of British Columbia, Unsec’d. Notes	2.800	06/18/48	CAD	3,000	1,632,195
Province of Manitoba, Unsec’d. Notes	3.200	03/05/50	CAD	3,000	1,725,006
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	3,000	1,833,110
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	3,500	2,088,508
					11,503,619
Chile 0.1%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000	03/01/35	CLP	505,000	476,383
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	1,827,676
Sr. Unsec’d. Notes	3.875	07/09/31	EUR	200	210,592
					2,514,651
China 2.4%
China Government Bond,
Sr. Unsec’d. Notes	2.390	03/15/29	CNH	500	69,312
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	552,142
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	283,583

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
China Government Bond, (cont’d.)
Sr. Unsec’d. Notes	3.600%	05/21/30	CNH	21,500	$3,135,993
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,531,093
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	71,500	11,619,612
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	81,500	12,943,519
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	10,475,693
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,414,042
Sr. Unsec’d. Notes	4.290	05/22/29	CNH	3,500	523,341
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	8,604,155
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	3,891,631

Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	569,475
					61,613,591
Colombia 2.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes	8.000	04/20/33		1,600	1,639,232
Sr. Unsec’d. Notes	8.375	02/15/27		3,753	3,839,244
Sr. Unsec’d. Notes	9.850	06/28/27	COP	23,612,000	5,478,321
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,126,320
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	47,879	49,694,013
					61,777,130
Cyprus 0.8%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	5,784,205
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	1,573,383
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	10,383,818
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	2,691,493
					20,432,899
Czech Republic 0.2%
Czech Republic Government Bond, Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	115,000	4,056,123
Denmark 0.1%
Denmark Government Bond,
Bonds	0.250	11/15/52	DKK	5,000	392,330
Bonds	0.500	11/15/27	DKK	12,110	1,619,634
Bonds	0.500	11/15/29	DKK	4,300	557,137

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Denmark (cont’d.)
Denmark Government Bond, (cont’d.)
Bonds	1.750%	11/15/25	DKK	3,520	$488,227
Bonds	4.500	11/15/39	DKK	1,800	314,210
					3,371,538
Ecuador 0.4%
Amazon Conservation DAC, Sr. Sec’d. Notes, 144A	6.034	01/16/42		9,000	8,992,272
Ecuador Social Bond Sarl, Gov’t. Gtd. Notes^	0.350	01/30/35		16,320	283,968
GPS Blue Financing DAC, Sec’d. Notes	5.645	11/09/41		240	228,875
					9,505,115
Egypt 0.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	712,484
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	4,700	4,331,351
					5,043,835
Finland 0.0%
Kuntarahoitus OYJ, Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,163,363
France 2.3%
Agence France Locale, Gtd. Notes, EMTN	3.125	03/20/34	EUR	2,300	2,355,673
Bpifrance SACA,
Gtd. Notes	3.375	11/25/32	EUR	3,900	4,105,184
Gtd. Notes, EMTN	0.625	07/22/31	EUR	4,500	4,025,340
Gtd. Notes, EMTN	3.375	05/25/34	EUR	4,800	5,008,633

Caisse Francaise de Financement Local SA, Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	20,148,684
French Republic Government Bond OAT, Bonds, Series 51YR, 144A	0.500	05/25/72	EUR	100	34,683
SFIL SA, Sr. Unsec’d. Notes, EMTN	2.875	01/22/31	EUR	9,100	9,374,071
Societe Des Grands Projets EPIC, Sr. Unsec’d. Notes, EMTN	0.000	11/25/30	EUR	8,200	7,171,042

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
France (cont’d.)

UNEDIC ASSEO, Gov’t. Gtd. Notes, EMTN	0.500%	03/20/29	EUR	6,000	$5,689,845
Ville de Paris, Sr. Unsec’d. Notes, EMTN	1.750	05/25/31	EUR	2,800	2,670,584
					60,583,739
Gabon 0.0%
Gabon Blue Bond Master Trust 2, Insured Notes	6.097	08/01/38		1,000	986,490
Germany 0.0%
State of North Rhine-Westphalia, Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	24,069
Greece 3.2%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/25	EUR	29	29,593
Bonds	4.300	02/24/26	EUR	52	54,375
Bonds	4.300	02/24/27	EUR	99	105,022
Bonds	4.300	02/24/28	EUR	64	68,577
Bonds	4.300	02/24/29	EUR	194	206,553
Bonds	4.300	02/24/30	EUR	501	533,218
Bonds	4.300	02/24/31	EUR	169	179,540
Bonds	4.300	02/24/32	EUR	158	167,291
Bonds	4.300	02/24/33	EUR	46	48,003
Bonds	4.300	02/24/34	EUR	95	99,397
Bonds	4.300	02/24/35	EUR	199	206,532
Bonds	4.300	02/24/36	EUR	131	135,162
Bonds	4.300	02/24/37	EUR	157	160,953
Bonds	4.300	02/24/38	EUR	268	272,017
Bonds	4.300	02/24/39	EUR	319	320,785
Bonds	4.300	02/24/40	EUR	378	401,142
Bonds	4.300	02/24/41	EUR	300	319,118
Bonds	4.300	02/24/42	EUR	923	981,038
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	60,000	54,844,825
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,434,145
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	10,198	11,830,994
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,400	6,170,895
					82,569,175

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hong Kong 0.1%
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	3.300%	06/07/33	CNH	22,000	$3,186,671
Hungary 0.4%
Hungary Government Bond, Bonds, Series 27/A	3.000	10/27/27	HUF	800,000	1,875,613
Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		1,375	1,101,265
Sr. Unsec’d. Notes, Series 12YR	1.625	04/28/32	EUR	4,176	3,733,085

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes	6.000	05/16/29	EUR	3,600	4,028,743
					10,738,706
India 0.3%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN	3.450	06/25/26	CNH	50,000	6,884,501
Indonesia 1.8%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	10,300	10,204,385
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	7,925,088
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	8,566,279
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	2,689,822
Sr. Unsec’d. Notes	3.650	09/10/32	EUR	3,200	3,286,483
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	14,702,266
					47,374,323
Israel 0.2%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,435	4,621,396
State of Israel, Sr. Unsec’d. Notes, EMTN	6.250	11/21/27		1,500	1,549,515
					6,170,911
Italy 2.6%
Cassa Del Trentino SPA, Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	472	481,111
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 10YR	3.850	07/01/34	EUR	500	535,083
Sr. Unsec’d. Notes, Series 10YR	4.200	03/01/34	EUR	250	275,265

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)
Italy Buoni Poliennali Del Tesoro, (cont’d.)
Sr. Unsec’d. Notes, Series 11YR	3.850%	02/01/35	EUR	3,085	$3,288,728
Sr. Unsec’d. Notes, Series 26YR, 144A	3.350	03/01/35	EUR	1,285	1,317,967
Sr. Unsec’d. Notes, Series VALR	4.100(cc)	10/10/28	EUR	1,000	1,087,299

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,195	5,899,162
Region of Lombardy, Sr. Unsec’d. Notes	5.804	10/25/32		2,695	2,530,301
Region of Umbria, Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	3.396(c)	03/26/31	EUR	708	719,100
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.812(s)	02/20/31	EUR	5,458	4,700,892
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	8,564,589
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	1,516,023
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	1,635	1,885,266
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,018	19,579,475
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	2,386,718
Sr. Unsec’d. Notes, Series 10YR	2.875	10/17/29		3,300	3,003,982
Sr. Unsec’d. Notes, Series 30YR	3.875	05/06/51		1,492	1,018,969
Sr. Unsec’d. Notes, Series 30YR, MTN	5.375	06/15/33		5,900	5,967,734
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor N/A)	2.787(c)	05/11/26	EUR	3,000	3,097,761
					67,855,425
Japan 0.2%
Japan Government Twenty Year Bond,
Bonds, Series 159	0.600	12/20/36	JPY	350,000	2,054,308
Bonds, Series 189	1.900	06/20/44	JPY	377,000	2,417,533
					4,471,841
Malta 0.1%
Malta Government Bond,
Bonds, Series 16YR	1.200	05/13/37	EUR	1,000	762,526
Bonds, Series I	1.000	04/23/31	EUR	2,500	2,217,751
					2,980,277

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 0.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125%	01/17/30	EUR	10,100	$9,161,474
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	3,841,687
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	3,981,178
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	691,103
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	296,026
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,717,270
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	943,243
					20,631,981
Montenegro 0.0%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	776,089
New Zealand 0.2%
New Zealand Government Bond, Unsec’d. Notes, Series 0528	0.250	05/15/28	NZD	8,000	4,024,782
Norway 0.1%
Norway Government Bond, Sr. Unsec’d. Notes, Series 479, 144A	1.750	02/17/27	NOK	22,000	1,869,023
Panama 0.6%
Panama Government International Bond,
Sr. Unsec’d. Notes	6.875	01/31/36		300	283,650
Sr. Unsec’d. Notes	8.125	04/28/34		14,336	14,913,024
					15,196,674
Peru 0.5%
Peru Government Bond, Bonds	5.940	02/12/29	PEN	6,000	1,677,682
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	1,012,243
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	9,866,608
					12,556,533
Philippines 1.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	5,024,725

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Philippines (cont’d.)
Philippine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	1.200%	04/28/33	EUR	1,350	$1,156,721
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	804,091
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	4,000	3,942,120
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	800,000	5,037,945
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	10,430,784
					26,396,386
Poland 0.2%
Republic of Poland Government Bond,
Bonds, Series 0426	5.048(s)	04/25/26	PLN	1,000	229,993
Bonds, Series 0428	2.750	04/25/28	PLN	1,000	227,757
Bonds, Series 0429	5.750	04/25/29	PLN	1,000	247,412
Bonds, Series 0432	1.750	04/25/32	PLN	1,000	189,512
Bonds, Series 0527	3.750	05/25/27	PLN	1,000	238,305
Bonds, Series 0726	2.500	07/25/26	PLN	1,000	236,547
Bonds, Series 0727	2.500	07/25/27	PLN	1,000	230,533
Bonds, Series 0728	7.500	07/25/28	PLN	5,000	1,309,772
Bonds, Series 0729	4.750	07/25/29	PLN	1,000	238,439
Bonds, Series 1025	5.022(s)	10/25/25	PLN	1,000	237,182
Bonds, Series 1026	0.250	10/25/26	PLN	1,000	226,240
Bonds, Series 1029	2.750	10/25/29	PLN	1,000	218,602
Bonds, Series 1030	1.250	10/25/30	PLN	1,000	194,923
Bonds, Series 1033	6.000	10/25/33	PLN	1,000	249,223
Bonds, Series 1034	5.000	10/25/34	PLN	1,000	230,856

Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	713,244
					5,218,540
Portugal 0.1%
Autonomous Region of the Azores,
Sr. Unsec’d. Notes	0.491	10/01/27	EUR	400	388,955
Sr. Unsec’d. Notes	1.006	06/15/29	EUR	300	285,345
Sr. Unsec’d. Notes	1.095	09/27/36	EUR	500	388,547
Sr. Unsec’d. Notes	3.720	10/17/28	EUR	400	425,075

Regiao Autonoma Madeira, Sr. Unsec’d. Notes	1.141	12/04/34	EUR	1,000	818,198
					2,306,120

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania 0.8%
Romania Government Bond,
Bonds, Series 04YR	3.500%	11/25/25	RON	500	$101,567
Bonds, Series 04YR	7.200	10/28/26	RON	500	104,218
Bonds, Series 04YR	7.200	05/31/27	RON	500	103,988
Bonds, Series 05YR	3.250	06/24/26	RON	500	99,174
Bonds, Series 05YR	4.250	04/28/36	RON	500	78,305
Bonds, Series 05YR	6.300	04/25/29	RON	500	99,952
Bonds, Series 06YR	8.750	10/30/28	RON	500	108,855
Bonds, Series 07YR	2.500	10/25/27	RON	500	92,333
Bonds, Series 07YR	4.850	04/22/26	RON	500	101,777
Bonds, Series 07YR	8.000	04/29/30	RON	500	106,425
Bonds, Series 08YR	4.150	01/26/28	RON	500	95,780
Bonds, Series 08YR	4.850	07/25/29	RON	500	94,154
Bonds, Series 08YR	7.350	04/28/31	RON	500	103,395
Bonds, Series 10YR	4.150	10/24/30	RON	500	88,664
Bonds, Series 10YR	5.000	02/12/29	RON	500	95,793
Bonds, Series 10YR	6.700	02/25/32	RON	500	99,362
Bonds, Series 10YR	7.200	10/30/33	RON	500	101,086
Bonds, Series 10YR	8.250	09/29/32	RON	500	108,422
Bonds, Series 11YR	7.100	07/31/34	RON	500	100,112
Bonds, Series 15YR	3.650	09/24/31	RON	500	83,609
Bonds, Series 15YR	4.750	10/11/34	RON	500	84,054
Bonds, Series 15YR	5.800	07/26/27	RON	500	100,747
Bonds, Series 15YR	7.900	02/24/38	RON	500	106,603
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,048,400
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	3,840,785
Sr. Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,091,272
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	1,693,556
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,008,830
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	1,641,291
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	858,838
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	849,760
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	2,419,681
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	694,446
					19,405,234
Saudi Arabia 0.5%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	16,656	13,304,780

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia 1.1%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500%	06/26/29	EUR	6,000	$5,606,130
Sr. Unsec’d. Notes	2.125	12/01/30		9,015	7,389,483
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	15,595	16,011,415
					29,007,028
Slovakia 0.1%
Slovakia Government Bond, Bonds, Series 247	3.625	06/08/33	EUR	1,530	1,642,874
Slovenia 0.1%
Slovenia Government Bond, Sr. Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	88,966
Slovenia Government International Bond, Bonds	5.000	09/19/33		3,200	3,155,616
					3,244,582
South Africa 0.1%
Republic of South Africa Government International Bond, Sr. Unsec’d. Notes	3.750	07/24/26	EUR	2,200	2,273,721
Spain 2.3%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	598	653,841
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,129,988
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	3,690,875
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	2,649,300
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	10,600	6,218,444
Sr. Unsec’d. Notes, 144A	1.200	10/31/40	EUR	2,500	1,884,671
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	7,225	6,655,627
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	4,200	4,033,728
Spain Government Bond Coupon Strips,
Sr. Unsec’d. Notes	0.320(s)	01/31/33	EUR	2,100	1,720,829
Bonds	0.449(s)	07/30/29	EUR	438	404,800
Sr. Unsec’d. Notes, Series CAC(k)	0.579(s)	07/30/29	EUR	3,600	3,318,713
Sr. Unsec’d. Notes	0.958(s)	01/31/35	EUR	168	127,237

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond Coupon Strips, (cont’d.)
Sr. Unsec’d. Notes	1.027%(s)	01/31/36	EUR	168	$120,758
Sr. Unsec’d. Notes	1.078(s)	01/31/37	EUR	168	116,292
Sr. Unsec’d. Notes, Series CAC	1.128(s)	07/30/36	EUR	862	612,318
Sr. Unsec’d. Notes, Series CAC	1.212(s)	07/30/37	EUR	862	585,160
Sr. Unsec’d. Notes	1.296(s)	07/30/41	EUR	436	248,784
Sr. Unsec’d. Notes, Series CAC	1.297(s)	07/30/38	EUR	862	560,410
Sr. Unsec’d. Notes, Series CAC	1.365(s)	07/30/42	EUR	300	162,218
Sr. Unsec’d. Notes, Series CAC	1.405(s)	07/30/43	EUR	300	154,903
Sr. Unsec’d. Notes, Series CAC	1.455(s)	07/30/44	EUR	300	151,892
Sr. Unsec’d. Notes, Series CAC	1.475(s)	07/30/45	EUR	300	146,805
Sr. Unsec’d. Notes, Series CAC	1.485(s)	07/30/46	EUR	300	141,981
Sr. Unsec’d. Notes, Series CAC	1.504(s)	07/30/47	EUR	300	137,285
Sr. Unsec’d. Notes, Series CAC	1.514(s)	07/30/48	EUR	300	132,677
Sr. Unsec’d. Notes, Series CAC	1.544(s)	07/30/49	EUR	300	128,030
Sr. Unsec’d. Notes, Series CAC	1.564(s)	07/30/50	EUR	300	118,940
Sr. Unsec’d. Notes, Series CAC	1.594(s)	07/30/51	EUR	300	113,499
Sr. Unsec’d. Notes, Series CAC	1.623(s)	07/30/52	EUR	300	110,386
Sr. Unsec’d. Notes, Series CAC	1.663(s)	07/30/53	EUR	300	102,804
Sr. Unsec’d. Notes, Series CAC	1.683(s)	07/30/54	EUR	300	95,772
Sr. Unsec’d. Notes, Series CAC	1.703(s)	07/30/55	EUR	300	91,318
Sr. Unsec’d. Notes, Series CAC	1.732(s)	07/30/56	EUR	300	87,598
Sr. Unsec’d. Notes, Series CAC	1.772(s)	07/30/57	EUR	300	80,139
Sr. Unsec’d. Notes, Series CAC	1.782(s)	07/30/58	EUR	300	80,512
Sr. Unsec’d. Notes, Series CAC	1.812(s)	07/30/59	EUR	300	78,154
Sr. Unsec’d. Notes, Series CAC	1.851(s)	07/30/60	EUR	300	73,866
Sr. Unsec’d. Notes, Series CAC	1.871(s)	07/30/61	EUR	300	70,424
Sr. Unsec’d. Notes, Series CAC	1.891(s)	07/30/62	EUR	300	66,290
Sr. Unsec’d. Notes, Series CAC	1.921(s)	07/30/63	EUR	300	64,319
Sr. Unsec’d. Notes, Series CAC	1.950(s)	07/30/64	EUR	300	61,498
Sr. Unsec’d. Notes, Series CAC	1.980(s)	07/30/65	EUR	300	58,986
Sr. Unsec’d. Notes, Series CAC	2.010(s)	07/30/66	EUR	300	58,665

Spain Government Bond Principal Strips, Sr. Unsec’d. Notes	0.794(s)	07/30/41	EUR	1,700	965,251
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,080	20,183,821
					58,449,808
Sweden 0.2%
Svensk Exportkredit AB,
Sr. Preferred Notes, EMTN	3.375	08/30/30	EUR	1,700	1,825,431
Sr. Unsec’d. Notes, MTN	2.665(s)	05/11/37		110	58,915

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Sweden (cont’d.)
Svensk Exportkredit AB, (cont’d.)
Sr. Unsec’d. Notes, EMTN	8.904%(s)	06/25/27	ZAR	1,400	$61,404
Sr. Unsec’d. Notes, EMTN	10.550(s)	03/30/32	MXN	43,890	1,034,344

Sweden Government Bond, Bonds, Series 1053	3.500	03/30/39	SEK	10,000	1,018,501
					3,998,595
Tunisia 0.0%
Tunisian Republic, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	509,365
United Arab Emirates 0.2%
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	4.625	01/17/31	EUR	2,000	2,083,229
Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	3,600	3,749,812
					5,833,041
United Kingdom 2.3%
HM Treasury UK Sovereign Sukuk PLC, Unsec’d. Notes(k)	0.333	07/22/26	GBP	500	586,725
Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	764,431
United Kingdom Gilt,
Bonds	0.875	01/31/46	GBP	100	58,041
Bonds	1.125	01/31/39	GBP	100	78,292
Bonds	1.250	10/22/41	GBP	100	72,998
Bonds	1.250	07/31/51	GBP	100	55,856
Bonds	1.500	07/22/47	GBP	100	65,632
Bonds	1.625	10/22/71	GBP	100	52,295
Bonds	1.750	01/22/49	GBP	100	67,857
Bonds	1.750	07/22/57	GBP	100	60,150
Bonds	2.500	07/22/65	GBP	100	71,232
Bonds	3.250	01/22/44	GBP	100	97,107
Bonds	3.500	07/22/68	GBP	100	91,860
Bonds	3.750	07/22/52	GBP	100	99,450
Bonds	4.000	01/22/60	GBP	100	102,856
Bonds	4.250	03/07/36	GBP	300	359,643
Bonds	4.250	09/07/39	GBP	180	209,517
Bonds	4.250	12/07/40	GBP	100	115,126
Bonds	4.250	12/07/46	GBP	4,475	4,943,150
Bonds	4.250	12/07/49	GBP	100	109,327

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom (cont’d.)
United Kingdom Gilt, (cont’d.)
Bonds	4.250%	12/07/55	GBP	100	$107,926
Bonds(k)	4.500	06/07/28	GBP	40,700	50,932,235
Bonds	4.500	12/07/42	GBP	100	117,048
Bonds	4.750	12/07/38	GBP	100	123,531
					59,342,285
Uruguay 0.0%
Uruguay Government International Bond, Sr. Unsec’d. Notes, Series 8	1.320	12/09/36	JPY	100,000	566,105
Vietnam 1.3%
Vietnam Government International Bond, Sec’d. Notes, Series 30YR	5.500(cc)	03/12/28		36,160	34,494,147

Total Sovereign Bonds (cost $981,284,479)					825,956,506
U.S. Government Agency Obligation 0.7%
Federal National Mortgage Assoc. (cost $24,020,051)	5.375	12/07/28	GBP	15,000	19,033,612
U.S. Treasury Obligations 4.9%
U.S. Treasury Bonds(k)	1.125	08/15/40		160	95,900
U.S. Treasury Bonds	1.250	05/15/50		1,000	474,688
U.S. Treasury Bonds	1.375	08/15/50		1,000	488,125
U.S. Treasury Bonds	1.625	11/15/50		1,000	522,188
U.S. Treasury Bonds	1.875	02/15/51		1,000	557,031
U.S. Treasury Bonds	1.875	11/15/51		1,000	552,031
U.S. Treasury Bonds	2.000	02/15/50		1,000	581,719
U.S. Treasury Bonds	2.000	08/15/51		1,000	571,563
U.S. Treasury Bonds(k)	2.250	05/15/41		545	388,398
U.S. Treasury Bonds	2.250	08/15/49		1,000	620,938
U.S. Treasury Bonds	2.250	02/15/52		1,000	606,719
U.S. Treasury Bonds	2.375	11/15/49		1,000	636,719
U.S. Treasury Bonds(k)	2.375	05/15/51		45,110	28,377,009
U.S. Treasury Bonds(h)	2.875	05/15/49		3,000	2,131,875
U.S. Treasury Bonds	2.875	05/15/52		1,000	699,375
U.S. Treasury Bonds	3.000	02/15/49		3,000	2,188,125
U.S. Treasury Bonds	3.000	08/15/52		1,000	717,500
U.S. Treasury Bonds(h)(k)	3.375	11/15/48		41,310	32,376,712
U.S. Treasury Bonds	3.625	02/15/53		1,000	813,437

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds	3.625%	05/15/53	1,000	$813,750
U.S. Treasury Bonds	4.000	11/15/52	1,000	870,312
U.S. Treasury Bonds(h)	4.125	08/15/44	21,410	19,432,920
U.S. Treasury Bonds(h)	4.125	08/15/53	1,000	890,937
U.S. Treasury Bonds	4.250	02/15/54	1,000	911,094
U.S. Treasury Bonds	4.625	11/15/44	2,390	2,320,914
U.S. Treasury Bonds(h)	4.625	05/15/54	1,000	970,781
U.S. Treasury Bonds	4.750	11/15/53	3,260	3,221,287
U.S. Treasury Notes(k)	1.500	11/30/28	55	49,616
U.S. Treasury Notes(k)	1.875	02/15/32	1,615	1,365,432
U.S. Treasury Notes(k)	2.875	05/15/32	2,035	1,835,952
U.S. Treasury Notes(k)	3.875	12/31/27	1,025	1,015,070
U.S. Treasury Notes(k)	3.875	08/15/34	18,400	17,459,875
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	85	63,860
U.S. Treasury Strips Coupon	1.888(s)	08/15/29	345	282,105
U.S. Treasury Strips Coupon	2.089(s)	11/15/35	800	480,375
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	800	369,250

Total U.S. Treasury Obligations (cost $133,986,194)				125,753,582

	Shares
Affiliated Exchange-Traded Fund 0.3%
United States
PGIM AAA CLO ETF (cost $7,319,579)(wa)	143,700	7,403,424
Common Stocks 0.2%
Jamaica 0.0%
Digicel International Finance Ltd.*^(x)	59,495	356,970
Spain 0.0%
Codere Group Topco SA (Class A1 Stock)*^	17,640	420,894
Codere Group Topco SA (Class A2 Stock)*^	8,212	195,940
		616,834
United States 0.2%
Diamond Sports Group, LLC*	44,198	834,237

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Expand Energy Corp.	36,731	$3,731,870
Ferrellgas Partners LP (Class B Stock)	2,731	336,435
		4,902,542

Total Common Stocks (cost $1,018,543)		5,876,346
Preferred Stocks 0.0%
Jamaica 0.0%
Digicel International Finance Ltd.*^(x)	6,287	70,477
United States 0.0%
Citigroup Capital XIII 10.919%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	4,000	123,360
Ferrellgas Escrow LLC 8.956%, Maturing 03/30/31^	633	633,000
		756,360

Total Preferred Stocks (cost $777,180)		826,837

	Units
Warrants* 0.0%
Spain 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	21	207
United States 0.0%
Diamond Sports Group, LLC, expiring 06/30/26	82,206	55,662

Total Warrants (cost $815)		55,869

Total Long-Term Investments (cost $2,837,540,365)		2,530,249,822

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 2.1%
Affiliated Mutual Funds 2.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wa)	38,716,687	$38,716,687
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $13,890,315; includes $13,852,748 of cash collateral for securities on loan)(b)(wa)	13,898,654	13,890,315

Total Affiliated Mutual Funds (cost $52,607,002)		52,607,002

			Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $2,937,877)	4.922%	07/10/25	3,000	2,945,677
Options Purchased*~ 0.0%
(cost $16,209)				148,428

Total Short-Term Investments (cost $55,561,088)				55,701,107

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.8% (cost $2,893,101,453)				2,585,950,929
Options Written*~ (0.0)%
(premiums received $360,382)				(424,287)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.8% (cost $2,892,741,071)				2,585,526,642
Other assets in excess of liabilities(z) 0.2%				4,792,959

Net Assets 100.0%				$2,590,319,601

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
CNY—China Yuan
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
AID—Agency for International Development
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CAC—French Stock Market Index
CDX—Credit Derivative Index
CF—CF Secured, LLC
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
CME—Chicago Mercantile Exchange
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
GMTN—Global Medium Term Note
GS—Goldman Sachs & Co. LLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
ICE—Intercontinental Exchange
IG—Investment Grade
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MPLE—Maple Bonds
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
N/A—Not Applicable
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
SSB—State Street Bank & Trust Company
STIBOR—Stockholm Interbank Offered Rate
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
TD—The Toronto-Dominion Bank
TELBOR—Tel Aviv Interbank Offered Rate
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
UAG—UBS AG
UBS—UBS Securities LLC
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $39,263,826 and 1.5% of net assets.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,460,805; cash collateral of $13,852,748 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A^, 0.000%, 12/31/30	11/14/23	$35	$44,321	0.0%
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A^, 0.000%, 12/31/30	11/14/23	24	1,962	0.0
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%, 10.942%, 05/25/27	01/29/24-11/15/24	7,682,494	8,250,028	0.3
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	37,850	70,477	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/29/24-01/30/24	71,768	356,970	0.0

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
(x) Restricted Securities (continued):
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%, 10.500%, 11/25/28	01/30/24-11/15/24	$924,768	$1,242,282	0.0%
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^, 7.230%(c), 05/31/25(d)	05/18/21	19,079,706	16,980,939	0.7
Total		$27,796,645	$26,946,979	1.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00		128		320	$12,800
(cost $16,209)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.380%	72,755	$4
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.380%	72,755	8,906
7-Year Interest Rate Swap, 04/09/32	Put	JPM	04/07/25	4.30%	1 Day SOFR(A)/ 4.380%	4.30%(A)	27,685	126,718
Total OTC Swaptions (cost $0)								$135,628
Total Options Purchased (cost $16,209)								$148,428

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50		128		320	$(58,400)
3 Month SOFR	Put	12/12/25	$96.50		128		320	(194,400)
Total Exchange Traded (premiums received $301,382)								$(252,800)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.380%	3.10%(A)	145,510	$—
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.380%	3.29%(A)	145,510	(3,906)
CDX.NA.IG.43.V1, 12/20/29	Call	GSI	02/19/25	0.48%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	200,000	(65,247)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.380%	72,755	(209)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.380%	72,755	(65)
7-Year Interest Rate Swap, 04/09/32	Put	JPM	04/07/25	4.54%	4.54%(A)	1 Day SOFR(A)/ 4.380%	55,370	(102,060)
Total OTC Swaptions (premiums received $59,000)								$(171,487)
Total Options Written (premiums received $360,382)								$(424,287)
Futures contracts outstanding at January 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,196	2 Year U.S. Treasury Notes	Mar. 2025	$245,927,500	$(71,813)
3,392	5 Year U.S. Treasury Notes	Mar. 2025	360,877,017	(1,276,055)
884	10 Year U.S. Treasury Notes	Mar. 2025	96,217,875	(805,132)
129	10 Year U.S. Ultra Treasury Notes	Mar. 2025	14,367,375	(366,725)
571	20 Year U.S. Treasury Bonds	Mar. 2025	65,040,469	(921,141)
26	30 Year Euro Buxl	Mar. 2025	3,477,282	(333,942)
156	Euro Schatz Index	Mar. 2025	17,286,341	(101,269)
158	Euro-OAT	Mar. 2025	20,223,117	(473,003)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Futures contracts outstanding at January 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1,953	Japanese Yen Currency	Mar. 2025	$158,131,969	$(6,009,915)
100	Swedish Krona Currency	Jun. 2025	39,940,695	(25,185)
				(10,384,180)
Short Positions:
100	30 Day Federal Funds	Jun. 2025	39,932,361	37,349
81	3 Month CME SOFR	Mar. 2025	19,369,125	100,796
349	3 Month CME SOFR	Sep. 2025	83,668,387	370,947
349	3 Month CME SOFR	Dec. 2025	83,764,362	383,268
851	5 Year Euro-Bobl	Mar. 2025	103,670,422	1,137,889
898	10 Year Euro-Bund	Mar. 2025	123,453,671	4,148,228
481	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	56,983,469	(193,851)
1,470	British Pound Currency	Mar. 2025	113,915,812	2,866,174
484	Euro Currency	Mar. 2025	62,901,850	1,287,141
				10,137,941
				$(246,239)
Forward foreign currency exchange contracts outstanding at January 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/22/25	HSBC	AUD	37,621	$23,380,441	$23,399,648	$19,207	$—
British Pound,
Expiring 03/19/25	BARC	GBP	422	538,941	523,305	—	(15,636)
Expiring 03/19/25	BNYM	GBP	745	949,127	923,786	—	(25,341)
Expiring 04/22/25	DB	GBP	14,000	17,288,750	17,354,135	65,385	—
Expiring 04/22/25	MSI	GBP	3,732	4,578,875	4,625,683	46,808	—
Canadian Dollar,
Expiring 04/22/25	MSI	CAD	13,091	9,164,534	9,040,009	—	(124,525)
Chilean Peso,
Expiring 03/19/25	TD	CLP	1,149,859	1,184,933	1,171,651	—	(13,282)
China Yuan,
Expiring 03/19/25	JPM	CNY	353,761	49,323,252	49,039,020	—	(284,232)
Chinese Renminbi,
Expiring 03/19/25	BNP	CNH	14,076	1,933,802	1,925,989	—	(7,813)
Expiring 03/19/25	BNP	CNH	6,434	886,858	880,409	—	(6,449)
Expiring 03/19/25	GSI	CNH	229,351	31,600,599	31,382,016	—	(218,583)
Czech Koruna,
Expiring 04/22/25	JPM	CZK	18,779	761,775	774,646	12,871	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone,
Expiring 04/22/25	HSBC	DKK	15,166	$2,098,762	$2,118,621	$19,859	$—
Euro,
Expiring 04/22/25	BNP	EUR	4,927	5,140,708	5,131,471	—	(9,237)
Expiring 04/22/25	SCB	EUR	1,085	1,121,166	1,130,357	9,191	—
Indonesian Rupiah,
Expiring 03/19/25	JPM	IDR	145,033,000	9,096,400	8,871,850	—	(224,550)
Israeli Shekel,
Expiring 03/19/25	BARC	ILS	10,107	2,840,232	2,827,084	—	(13,148)
Japanese Yen,
Expiring 04/22/25	BNP	JPY	337,972	2,201,814	2,199,849	—	(1,965)
Expiring 04/22/25	MSI	JPY	2,140,412	13,820,140	13,931,868	111,728	—
Malaysian Ringgit,
Expiring 03/19/25	BARC	MYR	52,331	11,799,594	11,776,775	—	(22,819)
Norwegian Krone,
Expiring 04/22/25	MSI	NOK	10,657	941,050	941,610	560	—
Polish Zloty,
Expiring 04/22/25	GSI	PLN	3,336	794,165	817,948	23,783	—
Singapore Dollar,
Expiring 03/19/25	HSBC	SGD	9,382	7,036,522	6,916,756	—	(119,766)
South Korean Won,
Expiring 03/19/25	CITI	KRW	46,863,353	32,892,334	32,218,526	—	(673,808)
Swiss Franc,
Expiring 04/22/25	MSI	CHF	10,107	11,196,784	11,201,677	4,893	—
Thai Baht,
Expiring 03/19/25	BNP	THB	293,289	8,618,673	8,734,021	115,348	—
				$251,190,231	$249,858,710	429,633	(1,761,154)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/19/25	BARC	GBP	3,209	$4,013,013	$3,977,675	$35,338	$—
Expiring 03/19/25	BNP	GBP	3,780	4,695,566	4,685,490	10,076	—
Expiring 03/19/25	DB	GBP	1,539	1,941,202	1,907,320	33,882	—
Chinese Renminbi,
Expiring 03/19/25	BOA	CNH	28,712	3,917,316	3,928,663	—	(11,347)
Expiring 03/19/25	BOA	CNH	25,460	3,474,680	3,483,691	—	(9,011)
Expiring 03/19/25	HSBC	CNH	25,286	3,485,731	3,459,928	25,803	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 04/22/25	BARC	EUR	99,649	$103,234,437	$103,794,697	$—	$(560,260)
Expiring 04/22/25	BNYM	EUR	7,255	7,580,967	7,557,092	23,875	—
Expiring 04/22/25	JPM	EUR	703	736,494	732,619	3,875	—
Expiring 04/22/25	SSB	EUR	99,650	102,179,404	103,794,853	—	(1,615,449)
Expiring 04/22/25	SSB	EUR	10,229	10,567,553	10,654,132	—	(86,579)
Expiring 04/22/25	UAG	EUR	99,650	103,149,191	103,794,851	—	(645,660)
Japanese Yen,
Expiring 04/22/25	BARC	JPY	478,330	3,094,572	3,113,432	—	(18,860)
Mexican Peso,
Expiring 03/19/25	UAG	MXN	64,362	3,146,543	3,082,678	63,865	—
South Korean Won,
Expiring 03/19/25	CITI	KRW	4,423,867	3,080,516	3,041,406	39,110	—
Swedish Krona,
Expiring 04/22/25	MSI	SEK	79,085	7,109,474	7,167,976	—	(58,502)
Thai Baht,
Expiring 03/19/25	BARC	THB	42,284	1,241,182	1,259,205	—	(18,023)
				$366,647,841	$369,435,708	235,824	(3,023,691)
						$665,457	$(4,784,845)
Credit default swap agreements outstanding at January 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/29	1.000%(Q)	2,000	$331,019	$311	$330,708	GSI
Dominican Republic	12/20/29	1.000%(Q)	2,000	60,064	311	59,753	GSI
Emirate of Abu Dhabi	12/20/29	1.000%(Q)	2,000	(56,983)	311	(57,294)	GSI
Federal Republic of Nigeria	12/20/29	1.000%(Q)	2,000	319,851	311	319,540	GSI
Federation of Malaysia	12/20/29	1.000%(Q)	3,000	(74,810)	467	(75,277)	GSI
Federative Republic of Brazil	12/20/29	1.000%(Q)	9,000	289,508	1,400	288,108	GSI
Kingdom of Bahrain	12/20/29	1.000%(Q)	2,000	59,594	311	59,283	GSI
Kingdom of Morocco	12/20/29	1.000%(Q)	2,000	(2,778)	311	(3,089)	GSI
Kingdom of Saudi Arabia	12/20/29	1.000%(Q)	5,000	(88,482)	778	(89,260)	GSI
People’s Republic of China	12/20/29	1.000%(Q)	9,000	(185,990)	1,400	(187,390)	GSI

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Argentina	12/20/29	1.000%(Q)	2,000	$610,886	$311	$610,575	GSI
Republic of Chile	12/20/29	1.000%(Q)	6,000	(112,504)	933	(113,437)	GSI
Republic of Colombia	12/20/29	1.000%(Q)	7,000	292,672	1,089	291,583	GSI
Republic of Indonesia	12/20/29	1.000%(Q)	8,000	(95,259)	1,244	(96,503)	GSI
Republic of Panama	12/20/29	1.000%(Q)	2,000	86,973	311	86,662	GSI
Republic of Peru	12/20/29	1.000%(Q)	3,000	(25,887)	467	(26,354)	GSI
Republic of Philippines	12/20/29	1.000%(Q)	3,000	(49,437)	467	(49,904)	GSI
Republic of South Africa	12/20/29	1.000%(Q)	9,000	347,313	1,400	345,913	GSI
Republic of Turkey	12/20/29	1.000%(Q)	9,000	562,664	1,400	561,264	GSI
State of Qatar	12/20/29	1.000%(Q)	2,000	(56,068)	311	(56,379)	GSI
Sultanate of Oman	12/20/29	1.000%(Q)	2,000	(1,761)	311	(2,072)	GSI
United Mexican States	12/20/29	1.000%(Q)	9,000	116,533	1,400	115,133	GSI
				$2,327,118	$15,555	$2,311,563

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.42.V1	12/20/29	1.000%(Q)	100,000	1.603%	$(2,445,131)	$(62,201)	$(2,382,930)	GSI
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	6,996	*	$9,782	$(9,289)	$19,071	GSI

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)		4,700	$859,271		$954,039		$(94,768)		GSI
China Development Bank	06/20/29	1.000%(Q)		6,695	(137,297)		(60,031)		(77,266)		JPM
Gazprom PAO	06/20/25	1.000%(Q)	EUR	2,000	143,819		3,213		140,606		BARC
Gazprom PAO	12/20/25	1.000%(Q)		2,000	336,889		236,939		99,950		GSI
Gazprom PAO	06/20/26	1.000%(Q)		4,400	835,420		850,742		(15,322)		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		8,650	1,970,881		2,338,056		(367,175)		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		1,000	227,848		188,718		39,130		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		600	136,709		188,120		(51,411)		JPM
Gazprom PAO	12/20/27	1.000%(Q)		3,300	807,333		930,635		(123,302)		JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		6,695	(148,059)		(52,347)		(95,712)		JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		4,305	(58,425)		66,767		(125,192)		BNP
Petroleos Mexicanos	03/20/25	1.000%(Q)		6,000	6,123		11,595		(5,472)		CITI
Petroleos Mexicanos	09/20/27	1.000%(Q)		4,500	306,322		321,512		(15,190)		MSI
Petroleos Mexicanos	06/20/29	1.000%(Q)		1,000	128,120		148,570		(20,450)		BARC
Petroleos Mexicanos	12/20/29	1.000%(Q)		4,050	590,028		726,623		(136,595)		BARC
Petroleos Mexicanos	12/20/30	1.000%(Q)		1,000	180,367		213,164		(32,797)		BARC
Republic of Estonia	12/20/25	1.000%(Q)		10,000	(84,359)		(41,944)		(42,415)		BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	4,935	(139,162)		(106,645)		(32,517)		BARC
Republic of Serbia	12/20/25	1.000%(Q)		5,000	(39,104)		8,308		(47,412)		BNP
Republic of South Africa	06/20/26	1.000%(Q)		1,000	(4,007)		10,967		(14,974)		GSI
Swiss Confederation	12/20/27	0.250%(Q)		5,000	(29,801)		—		(29,801)		BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	4,885	(3,450)		(1,032)		(2,418)		BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,630	(1,151)		(342)		(809)		BARC
					$5,884,315		$6,935,627		$(1,051,312)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Australian Government Bond	12/20/27	1.000%(Q)	5,000	0.074%	$132,900	$97,513	$35,387	DB

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Banco Santander SA	03/20/25	1.000%(Q)	EUR	10,000	0.151%	$24,050	$10,811	$13,239	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		3,340	0.283%	24,905	21,190	3,715	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		3,340	0.237%	26,266	21,482	4,784	GSI
Comision Federal de Electricidad	06/20/29	1.000%(Q)		4,540	2.412%	(239,761)	(215,583)	(24,178)	CITI
Federative Republic of Brazil	06/20/29	0.940%(Q)	BRL	33,000	1.621%	(116,074)	(140)	(115,934)	BOA
Gazprom PAO	12/20/26	1.000%(Q)		8,600	15.472%	(1,806,158)	(2,037,602)	231,444	HSBC
Generalitat de Cataluna	12/20/25	1.000%(Q)		4,900	0.323%	34,831	(8,252)	43,083	DB
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	0.458%	136,562	10,734	125,828	CITI
Japan Govt.	06/20/28	1.000%(Q)		15,000	0.139%	429,376	354,157	75,219	CITI
Kingdom of Norway	12/20/25	—%(Q)		30,000	0.038%	(9,923)	(13,094)	3,171	BARC
Kingdom of Norway	12/20/25	—%(Q)		15,000	0.038%	(4,962)	(6,557)	1,595	BARC
Kingdom of Spain	06/20/25	1.000%(Q)		9,940	0.056%	47,845	(7,285)	55,130	BOA
Kingdom of Spain	06/20/25	1.000%(Q)		7,500	0.056%	36,100	(6,805)	42,905	JPM
Kingdom of Spain	06/20/25	1.000%(Q)		1,645	0.056%	7,917	1,642	6,275	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)		7,100	1.154%	(38,945)	(111,545)	72,600	JPM
Morgan Stanley	12/20/25	1.000%(Q)		3,340	0.236%	26,296	21,190	5,106	GSI
People’s Republic of China	06/20/29	1.000%(Q)		13,390	0.517%	274,822	145,908	128,914	JPM
Republic of Colombia	12/20/26	1.000%(Q)		1,000	0.868%	3,581	(21,966)	25,547	CITI
Republic of Cyprus	12/20/28	1.000%(Q)		1,000	0.488%	19,584	15,627	3,957	BARC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Estonia	12/20/25	1.000%(Q)	EUR	10,000	0.153%	$90,090	$31,450	$58,640	DB
Republic of Estonia	12/20/26	1.000%(Q)		3,150	0.269%	45,759	11,232	34,527	JPM
Republic of Finland	06/20/27	0.250%(Q)		2,000	0.114%	6,837	4,020	2,817	BOA
Republic of France	06/20/34	0.250%(Q)		6,850	0.643%	(202,985)	(141,664)	(61,321)	CITI
Republic of France	12/20/34	0.250%(Q)		20,315	0.662%	(657,531)	(481,145)	(176,386)	BOA
Republic of France	12/20/34	0.250%(Q)		9,995	0.662%	(323,507)	(337,969)	14,462	BOA
Republic of Ireland	12/20/26	1.000%(Q)		2,000	0.076%	36,170	1,228	34,942	GSI
Republic of Ireland	06/20/27	1.000%(Q)		2,800	0.094%	61,397	20,287	41,110	MSI
Republic of Italy	06/20/26	1.000%(Q)		4,200	0.199%	50,555	(45,341)	95,896	BOA
Republic of Italy	06/20/30	1.000%(Q)		1,200	0.641%	22,052	(18,582)	40,634	BARC
Republic of Italy	12/20/33	1.000%(Q)		50,000	1.019%	(6,684)	(1,205,518)	1,198,834	BARC
Republic of Italy	12/20/34	1.000%(Q)		1,380	1.094%	(8,352)	(8,476)	124	CITI
Republic of Italy	12/20/34	1.000%(Q)		1,380	1.094%	(8,352)	(8,476)	124	CITI
Republic of Kazakhstan	06/20/29	1.000%(Q)		10,000	0.833%	78,337	38,664	39,673	BARC
Republic of Panama	12/20/26	1.000%(Q)		4,200	1.028%	2,874	4,552	(1,678)	CITI
Republic of Serbia	12/20/25	1.000%(Q)	EUR	5,000	0.242%	40,953	(76,366)	117,319	DB
Republic of Serbia	12/20/25	5.000%(Q)		4,500	0.242%	214,099	156,000	58,099	CITI
Republic of Serbia	12/20/25	1.000%(Q)		1,000	0.242%	7,821	(257)	8,078	BNP
Republic of South Africa	06/20/31	1.000%(Q)		3,000	2.405%	(219,551)	(243,369)	23,818	MSI
State of Illinois	06/20/28	1.000%(Q)		1,000	0.674%	11,258	(42,040)	53,298	CITI
State of Qatar	12/20/26	1.000%(Q)		4,000	0.190%	63,915	41,583	22,332	CITI

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	3,320	0.115%	$1,642	$602	$1,040	BARC
UBS Group AG	03/20/25	1.000%(Q)	EUR	6,100	0.140%	14,763	7,756	7,007	GSI
United Kingdom of Great Britain and Northern Ireland	12/20/27	1.000%(Q)		1,000	0.139%	24,766	12,840	11,926	DB
United Kingdom of Great Britain and Northern Ireland	12/20/28	1.000%(Q)		5,000	0.181%	153,954	112,775	41,179	BARC
United Mexican States	12/20/26	1.000%(Q)		4,000	0.660%	29,459	1,780	27,679	GSI
						$(1,461,049)	$(3,893,009)	$2,431,960

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	271,405	$(5,955,587)	$(6,480,190)	$(524,603)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.39.V1	06/20/28	1.000%(Q)	200,000	$1,059,461	$6,085,507	$(5,026,046)	MSI

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.39.V1	06/20/28	1.000%(Q)	200,000	1.209%	$(1,059,461)	$(4,343,494)	$3,284,033	MSI
CMBX.NA.AAA.18	12/17/57	0.500%(M)	10,000	*	11,528	12,013	(485)	GSI
					$(1,047,933)	$(4,331,481)	$3,283,548
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at January 31, 2025:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
CNH	10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/ 4.380%	SCB	01/10/27	$(189,830)	$—	$(189,830)
Interest rate swap agreements outstanding at January 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/ 4.306%	$(632,128)	$(704,291)	$(72,163)
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/ 4.306%	94,454	(587,750)	(682,204)
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/ 4.306%	—	(1,352,549)	(1,352,549)
BRL	308,374	01/02/29	15.373%(T)	1 Day BROIS(2)(T)/ 0.049%	—	1,527,085	1,527,085
BRL	58,458	01/02/31	14.980%(T)	1 Day BROIS(2)(T)/ 0.049%	—	223,033	223,033
BRL	41,836	01/03/33	14.670%(T)	1 Day BROIS(2)(T)/ 0.049%	—	35,013	35,013
CAD	51,805	04/03/25	0.970%(S)	1 Day CORRA(2)(S)/ 3.050%	65,897	(499,476)	(565,373)
CAD	1,845	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/ 3.050%	(21,039)	(75,011)	(53,972)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	3,410	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 3.050%	$(64,671)	$167,725	$232,396
CAD	2,765	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 3.050%	140,089	127,777	(12,312)
CAD	415	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/ 3.050%	(1,955)	(17,452)	(15,497)
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ 0.430%	(38,304)	(5,055)	33,249
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/ 0.430%	(538)	(22,353)	(21,815)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/ 0.430%	—	(63,020)	(63,020)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ 0.430%	(3,128)	17,381	20,509
CHF	390	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 0.430%	—	33,748	33,748
CHF	12,200	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ 0.430%	—	(87,102)	(87,102)
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(77,369)	(77,369)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(138,093)	(138,093)
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	—	21,305	21,305
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	4	78,202	78,198

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	$(3)	$2,026	$2,029
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	3	3,708	3,705
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	(11)	(5,502)	(5,491)
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	2	4,333	4,331
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	(5)	38,780	38,785
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	(16)	89,741	89,757
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	(6)	36,595	36,601
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	(21)	123,686	123,707
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	112	254,948	254,836
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	—	306,205	306,205

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	$(122)	$252,677	$252,799
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	(30)	78,615	78,645
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	—	102,442	102,442
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	(342)	682,653	682,995
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	—	14,842	14,842
CNH	434,070	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	714,268	2,178,885	1,464,617
CNH	69,650	12/06/28	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	—	328,651	328,651
CNH	286,750	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	—	881,163	881,163
CNH	95,000	07/23/29	1.873%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	156,055	216,104	60,049
CNH	60,000	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	—	(79)	(79)
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)/ 2.560%	(3)	(12,331)	(12,328)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/ 2.560%	$6	$(27,833)	$(27,839)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/ 2.560%	2	(6,455)	(6,457)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/ 2.560%	—	(52,407)	(52,407)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/ 2.560%	—	(7,449)	(7,449)
EUR	65,650	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 2.912%	—	(571,554)	(571,554)
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 2.912%	(8,479)	(3,899,946)	(3,891,467)
EUR	17,280	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 2.912%	(428,030)	(491,810)	(63,780)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/ 2.590%	115	(532,296)	(532,411)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/ 2.590%	1,096	(382,684)	(383,780)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/ 2.590%	(60,407)	(353,284)	(292,877)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/ 2.590%	(39,722)	(753,918)	(714,196)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 2.590%	—	(249,861)	(249,861)
EUR	19,945	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.590%	—	1,243,724	1,243,724
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 2.590%	(250,446)	(1,508,300)	(1,257,854)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	4,290	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 2.912%	$—	$(78,232)	$(78,232)
EUR	12,390	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 2.912%	338,495	411,548	73,053
EUR	14,280	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.590%	—	(1,077,936)	(1,077,936)
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/ 2.912%	(2,608)	(65,455)	(62,847)
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.590%	—	1,946,041	1,946,041
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.589%	—	(1,984,130)	(1,984,130)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.590%	—	4,566,103	4,566,103
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.589%	—	(4,661,998)	(4,661,998)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.590%	—	(2,446,714)	(2,446,714)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.590%	—	1,714,987	1,714,987
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.589%	—	(1,748,042)	(1,748,042)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/ 2.590%	(109,131)	(259,179)	(150,048)
EUR	15,130	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.590%	12,548	(1,236,467)	(1,249,015)
EUR	15,130	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.589%	(7,146)	1,451,118	1,458,264

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/ 2.590%	$—	$(4,969,911)	$(4,969,911)
EUR	3,000	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 2.590%	(99,703)	(492,719)	(393,016)
EUR	44,440	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.590%	(31,553)	525,995	557,548
GBP	5,330	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/ 4.704%	430,155	257,545	(172,610)
GBP	38,240	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.704%	2,893,276	4,310,975	1,417,699
GBP	40,655	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.704%	8,130,379	5,843,355	(2,287,024)
GBP	30,750	06/07/28	4.059%(A)	1 Day SONIA(2)(A)/ 4.704%	885	(158,658)	(159,543)
GBP	38,880	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.704%	5,919,338	6,702,863	783,525
GBP	8,290	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.704%	2,099,979	1,660,849	(439,130)
GBP	6,355	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 4.704%	(771,362)	(1,575,593)	(804,231)
GBP	14,450	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 4.704%	4,631,444	4,018,767	(612,677)
GBP	2,120	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 4.704%	(591,752)	(791,305)	(199,553)
GBP	4,100	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/ 4.704%	20,887	(1,958,223)	(1,979,110)
GBP	13,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.704%	2,234,450	(7,558,347)	(9,792,797)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/ 4.704%	$625,751	$(2,039,859)	$(2,665,610)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/ 4.704%	(31)	(2,745,906)	(2,745,875)
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 4.704%	(220,622)	(1,126,329)	(905,707)
GBP	3,700	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.704%	(2,081,160)	(2,397,014)	(315,854)
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/ 6.500%	—	(259,102)	(259,102)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)/ 4.506%	(274)	(970,078)	(969,804)
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)/ 0.477%	8	(481,004)	(481,012)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)/ 0.477%	20	(327,344)	(327,364)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/ 0.477%	2,108	(212,486)	(214,594)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/ 0.477%	32	(265,947)	(265,979)
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	1,970,701	1,482,870	(487,831)
JPY	3,674,000	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(485,292)	(485,292)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ 0.477%	49	(407,798)	(407,847)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/ 0.477%	(2,823)	14,596	17,419

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/ 0.477%	$(1,236)	$(592,515)	$(591,279)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/ 0.477%	(655)	5,218	5,873
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/ 0.477%	(1,864)	5,213	7,077
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/ 0.477%	(1,604)	4,152	5,756
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/ 0.477%	(2,976)	9,201	12,177
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/ 0.477%	(7,623)	28,662	36,285
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/ 0.477%	(158)	(98,195)	(98,037)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/ 0.477%	(689)	(55,237)	(54,548)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/ 0.477%	(386)	(58,393)	(58,007)
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/ 0.477%	(179)	(59,064)	(58,885)
JPY	2,945,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/ 0.477%	1,073,710	1,222,572	148,862
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/ 0.477%	38	(297,892)	(297,930)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/ 0.477%	(1,035)	(89,328)	(88,293)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/ 0.477%	(427)	(44,975)	(44,548)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/ 0.477%	$(554)	$(36,523)	$(35,969)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/ 0.477%	(786)	(57,368)	(56,582)
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/ 0.477%	(842)	(115,890)	(115,048)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/ 0.477%	(1,037)	(52,754)	(51,717)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/ 0.477%	(827)	(41,566)	(40,739)
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/ 0.477%	(20)	(585,400)	(585,380)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/ 0.477%	(2)	(394,575)	(394,573)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/ 0.477%	—	(40,746)	(40,746)
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/ 0.477%	(439)	(21,365)	(20,926)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/ 0.477%	—	103,579	103,579
JPY	530,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(234,118)	(279,224)	(45,106)
JPY	1,509,190	06/27/34	0.995%(A)	1 Day TONAR(1)(A)/ 0.477%	130	77,208	77,078
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ 0.477%	(20,886)	(430,182)	(409,296)
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/ 0.477%	(7,193)	(453,561)	(446,368)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/ 0.477%	$(5,379)	$(384,906)	$(379,527)
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/ 0.477%	318,796	261,177	(57,619)
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/ 0.477%	(11,581)	(272,569)	(260,988)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ 0.477%	(1,160)	(1,636,270)	(1,635,110)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ 0.477%	(507)	(692,769)	(692,262)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/ 0.477%	(793)	(140,145)	(139,352)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/ 0.477%	(5,989)	(3,217,000)	(3,211,011)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/ 0.477%	(4,452)	(1,126,515)	(1,122,063)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/ 0.477%	(667)	(151,943)	(151,276)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/ 0.477%	(332)	(26,451)	(26,119)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/ 0.477%	(1,382)	(616,818)	(615,436)
JPY	940,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.477%	60,876	21,683	(39,193)
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/ 0.477%	(153)	(1,111,725)	(1,111,572)
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/ 0.477%	(3,459)	(1,020,464)	(1,017,005)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/ 0.477%	$(11,909)	$(2,061,036)	$(2,049,127)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/ 0.477%	(14,166)	(2,277,611)	(2,263,445)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/ 0.477%	(12,243)	(3,015,132)	(3,002,889)
JPY	701,000	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.477%	—	724,507	724,507
JPY	1,000,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/ 0.477%	1,781,890	2,084,820	302,930
JPY	2,145,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	101,325	(159,879)	(261,204)
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	(3)	(215,703)	(215,700)
KRW	19,850,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	—	226,835	226,835
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	329,691	(305,194)	(634,885)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	8	(504,724)	(504,732)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	—	(267,973)	(267,973)
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	—	(180,084)	(180,084)
KRW	1,067,160	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	(14,691)	26,367	41,058
KRW	2,640,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	—	137,193	137,193

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	30,916,085	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	$7,751	$832,534	$824,783
KRW	3,830,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	103,662	122,596	18,934
KRW	11,100,000	11/08/39	3.000%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	—	316,062	316,062
KRW	8,800,000	11/08/44	2.840%(Q)	3 Month KWCDC(1)(Q)/ 3.030%	—	(310,262)	(310,262)
MXN	170,735	12/10/25	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.278%	3,172	6,959	3,787
MXN	170,735	06/14/34	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.278%	—	75,210	75,210
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/ 4.540%	—	(225,774)	(225,774)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/ 4.540%	—	(446,579)	(446,579)
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/ 3.925%	—	(88,769)	(88,769)
PLN	151,250	10/18/26	5.163%(A)	6 Month WIBOR(2)(S)/ 5.810%	—	(137,007)	(137,007)
PLN	128,000	10/18/26	5.166%(A)	6 Month WIBOR(2)(S)/ 5.810%	—	(113,875)	(113,875)
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/ 5.810%	—	(427,395)	(427,395)
SEK	60,000	07/10/32	3.150%(A)	3 Month STIBOR(1)(Q)/ 2.352%	(346,154)	(360,839)	(14,685)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 2.633%	$77,857	$(1,141,549)	$(1,219,406)
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/ 2.237%	—	(246,499)	(246,499)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/ 2.237%	(700)	23,491	24,191
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/ 2.237%	—	(113,334)	(113,334)
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 2.237%	—	(299,258)	(299,258)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.237%	—	(161,751)	(161,751)
THB	260,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.237%	—	441,937	441,937
THB	218,530	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 2.237%	—	327,975	327,975
THB	110,000	04/23/34	2.855%(Q)	1 Day THOR(2)(Q)/ 2.237%	—	175,285	175,285
THB	204,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 2.237%	—	(46,978)	(46,978)
TWD	564,000	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.676%	—	221,747	221,747
	139,780	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 4.380%	—	442,136	442,136
	132,430	05/11/25	0.450%(A)	1 Day SOFR(1)(A)/ 4.380%	6,373,303	5,924,029	(449,274)
	282,225	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.380%	(9,760)	(430,077)	(420,317)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
118,435	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.380%	$41,278	$121,995	$80,717
71,770	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.380%	—	468,977	468,977
139,215	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.380%	1,984,814	711,207	(1,273,607)
50,180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(474,936)	(474,936)
32,215	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.380%	—	132,494	132,494
27,150	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(282,010)	(282,010)
30,430	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(149,513)	(149,513)
30,780	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.380%	—	107,658	107,658
13,000	04/26/33	3.070%(A)	1 Day SOFR(2)(A)/ 4.380%	—	(536,797)	(536,797)
16,570	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.380%	—	(278,960)	(278,960)
38,155	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.380%	—	(1,812,057)	(1,812,057)
21,865	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.380%	(946,747)	(527,494)	419,253
29,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.380%	(11,677,443)	(13,151,738)	(1,474,295)
8,440	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.380%	—	(378,903)	(378,903)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	7,710	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.380%	$—	$45,791	$45,791
	15,125	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.380%	(87,410)	(556,842)	(469,432)
	27,110	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.380%	11,885,095	13,007,620	1,122,525
	102,325	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.380%	—	1,107,840	1,107,840
	14,416	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.380%	—	353,177	353,177
	7,515	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.380%	—	372,234	372,234
	31,865	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.380%	1,398,154	1,081,429	(316,725)
	16,430	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.380%	169,941	953,339	783,398
	24,840	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.380%	111,923	465,907	353,984
ZAR	357,680	11/26/34	8.600%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	(427)	(184,375)	(183,948)
					$37,395,408	$(24,582,858)	$(61,978,266)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	$24,870	$3	$24,867	CITI
CNH	1,000	06/15/28	2.365%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.900%	(3,967)	—	(3,967)	MSI

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	1,000	06/15/28	2.410%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	$4,127	$—	$4,127	MSI
CNH	75,000	07/12/28	2.410%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.900%	(315,428)	—	(315,428)	MSI
CNH	75,000	07/12/28	2.455%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	328,345	—	328,345	MSI
CNH	34,800	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	254,919	—	254,919	MSI
CNH	16,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	122,788	—	122,788	MSI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	50,144	—	50,144	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	316,105	—	316,105	SCB
CZK	10,018,960	02/06/25	3.830%(T)	3 Month PRIBOR(1)(Q)/ 3.830%	3,443	—	3,443	BNP
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/ 0.072%	8,717	—	8,717	HSBC
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	(19,250)	(7)	(19,243)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	(22,244)	—	(22,244)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	(36,824)	—	(36,824)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	(15,348)	—	(15,348)	JPM
KRW	8,100,000	05/30/34	3.418%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	349,585	—	349,585	GSI

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
KRW	3,330,000	05/30/54	2.968%(Q)	3 Month KWCDC(1)(Q)/ 3.030%	$(359,437)	$—	$(359,437)	GSI
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	349	—	349	CITI
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	(59,862)	(123)	(59,739)	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	(160,445)	(270)	(160,175)	HSBC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	381	(6)	387	MSI
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	(33,846)	17	(33,863)	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	(90,930)	9	(90,939)	MSI
SAR	49,500	04/26/33	4.495%(A)	3 Month SAIBOR(1)(Q)/ 5.293%	362,120	—	362,120	MSI
	10,000	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/ 2.250%	(253,497)	—	(253,497)	JPM
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	(306,480)	—	(306,480)	CITI
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	(586,544)	—	(586,544)	CITI
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	354,424	—	354,424	CITI
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	667,420	—	667,420	CITI
					$583,635	$(377)	$584,012

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS +23bps(T)/ 4.560%	DB	05/07/25	21,000	$47,490	$—	$47,490
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/ 4.540%	JPM	02/11/25	57,900	(1,149,432)	—	(1,149,432)
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/ 4.540%	JPM	02/11/25	103,200	(582,037)	—	(582,037)
U.S. Treasury Bond(T)	1 Day USOIS -25bps(T)/ 4.080%	JPM	02/11/25	74,240	1,370,460	—	1,370,460
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 4.590%	JPM	02/12/25	45,637	(1,657,086)	—	(1,657,086)
					$(1,970,605)	$—	$(1,970,605)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).